1933 Act Reg. No. 33-88316

1940 Act File No. 811-8932

As filed with the Securities and Exchange Commission on September 30, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 91	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 93	☒

Artisan Partners Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199
(Agents for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)
☐	on pursuant to rule 485(b)
☒	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

EXPLANATORY NOTE

This Post-Effective Amendment No. 91 to the Registration Statement contains a Prospectus and Statement of Additional Information describing Artisan Global Equity Fund – Institutional Shares, a new class of Artisan Global Equity Fund, a series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to Artisan Global Equity Fund – Institutional Shares; (b) Statement of Additional Information relating to Artisan Global Equity Fund – Institutional Shares; (c) Part C Information relating to all series of the Registrant. The Registrant has filed an acceleration request separately and seeks to have this Post-Effective Amendment to the Registration Statement declared effective at 9:00 a.m., or as soon as practicable thereafter, on Wednesday, September 30, 2015. This Post-Effective Amendment will supersede Post-Effective Amendment No. 90 to the Registration Statement pursuant to Rule 485 under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 91 relates solely to Artisan Global Equity Fund – Institutional Shares and does not supersede or amend any disclosure to the Registrant’s Registration Statement relating to any other series or shares of the Registrant.

The information in this prospectus is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. Subject to Completion, dated August 11, 2015. PROSPECTUS Artisan Partners Funds 2015 [], 2015 Artisan Global Equity Fund Institutional Share Class [APHHX] If you have any questions about any part of the prospectus or wish to obtain additional information about Artisan Partners Funds, call 800.344.1770 or visit www.artisanfunds.com. The Securities and Exchange Commission has not approved or disapproved any of the Fund's shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime. Artisan Partners Funds P.O. Box 8412 Boston, MA 02266-8412

TABLE OF CONTENTS

FUND SUMMARY	2

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES	5

RISKS YOU SHOULD CONSIDER	6

ORGANIZATION, MANAGEMENT & MANAGEMENT FEES	9

Portfolio Managers	9
Management Fees	9

INVESTING WITH ARTISAN PARTNERS FUNDS	10

Share Price	10
Who Can Invest in Artisan Partners Funds?	10
Share Class Eligibility	11
Minimum Investment	11
Minimum Balances	11

BUYING SHARES	12

Important Information about Opening an Account	12
How to Open an Account	12
How to Add an Account	12
Telephone Exchange Plan	13
Purchases – General Information	13

REDEEMING SHARES	14

How to Redeem Shares	14
Redemptions – General Information	14
Redemption Fee	15
Medallion Guarantees	17

EXCHANGING SHARES	18

SHAREHOLDER & ACCOUNT PROCEDURES	19

Account Option Changes	19
Address Changes	19
Statements and Reports	19

OTHER INFORMATION	20
Financial Intermediaries	20
Anti-Money Laundering Compliance	20
Inappropriate Trading	21
Portfolio Security Holdings Disclosure	22
Cost Basis Reporting	22

DIVIDENDS, CAPITAL GAINS & TAXES	23

Distribution Options	23
Taxes	23

FINANCIAL HIGHLIGHTS	25

GLOSSARY	26

ARTISAN GLOBAL EQUITY FUND
Institutional – APHHX

INVESTMENT OBJECTIVE

Artisan Global Equity Fund seeks maximum long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Institutional
Management Fees[1]	1.00%
Distribution (12b-1) Fees	None
Other Expenses[2]	0.15
Total Annual Fund Operating Expenses	1.15
Fee Waiver and Expense Reimbursement[3]	–
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.15

[1]	“Management Fees” are shown for the Fund’s Investor Shares for the fiscal year ended September 30, 2014.

[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[3]

Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan” or “Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.50% of the average daily net assets of the Institutional Share class. This contract continues through February 1, 2017, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional	$117	$365	$633	$1,398

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.24% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global (i.e., U.S. and non-U.S.) portfolio of companies of all market capitalizations. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

•

Themes. Artisan identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

•

Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

•

Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities or instruments that have similar economic characteristics. The Fund may invest in securities both within and outside the U.S., including emerging and less developed markets. Securities in which the Fund may invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a

2

security of one or more non-U.S. companies without direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).

The Fund invests in U.S. and non-U.S. companies of all market capitalizations.

PRINCIPAL RISKS

Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:

•

Market Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

•

Foreign Investing Risks. Foreign securities may underperform U.S. securities, and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

•

Emerging Markets Risks. Investment risks typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

•

Currency Risks. Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. Since the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge, but in certain circumstances, the Fund’s exposure to a particular currency may be hedged if the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

•

Small and Medium-Sized Company Risks. Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.

•

Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan Partners anticipated.

•

Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.

•

Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.

•

Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

3

PERFORMANCE

This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.

Past performance (before and after taxes) is not necessarily an indication of how any class of Fund will perform in the future.

Calendar Year by Year Total Returns (Investor Shares)1

Best Quarter	16.38%	(quarter ended 9/30/10)
Worst Quarter	-16.84%	(quarter ended 9/30/11)

[1]

Because the Fund’s Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund’s Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of the Institutional Shares will be different from the performance of Investor Shares because the Total Annual Fund Operating Expenses associated with each class will be different.

Total return for the period 1/1/15 through 6/30/15 for the Fund’s Investor Shares was 8.51%.

Average Annual Total Returns (Investor Shares)1

(For Periods Ended 12/31/2014)

The following table shows the average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2014. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.

For Periods Ended 12/31/14

	1-Year	Since Inception 3/29/10
Investor Shares
Return before taxes	3.32%	14.27%
Return after taxes on distributions	2.31	13.27
Return after taxes on distributions and sale of Fund shares	2.20	11.17
MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)	4.16	8.97

[1]

Because the Fund’s Institutional Shares have not been offered for a full calendar year, the information provided represents the performance of the Fund’s Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of the Institutional Shares will be different from the performance of Investor Shares because the Total Annual Fund Operating Expenses associated with each class will be different.

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanpartners.com.

PORTFOLIO MANAGEMENT

Investment Adviser:

Artisan Partners Limited Partnership (“Artisan” or “Artisan Partners”)

Portfolio Managers:

Name	Title	Length of Service
Mark L. Yockey	Managing Director and Portfolio Manager, Artisan Partners	Since 2010 (inception)
Charles-Henri Hamker	Managing Director and Portfolio Manager, Artisan Partners	Since January 2013
Andrew J. Euretig	Managing Director and Portfolio Manager, Artisan Partners	Since January 2013

PURCHASE AND SALE OF FUND SHARES

Minimum Investments:

Institutional Shares
To open an account	$1,000,000
To add to an account	No minimum
Minimum balance required	$1,000,000

The Fund may waive the initial minimum or accept a smaller initial investment amount under certain circumstances.

You may purchase or redeem shares by telephone or written request sent to the Fund by mail on any day that the New York Stock Exchange is open for regular session trading. Some redemptions require Medallion guarantees.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains, except when you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

4

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The following supplements the information regarding the Fund’s investment objective and principal investment strategies set forth in the “Fund Summary.” The investment objective of the Fund may be changed by the board of directors without the approval of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Investors in the Fund will receive at least 30 days’ prior written notice of implementation of any such change in the Fund’s investment objective.

The Fund seeks maximum long-term capital growth. The Fund may change this goal without the approval of shareholders.

Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global (i.e., U.S. and non-U.S.) portfolio of companies of all market capitalizations. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

•

Themes. Artisan identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

•

Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

•

Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities or instruments that have similar economic characteristics. The Fund will notify its shareholders at least 60 days prior to any change in this 80% policy. The Fund may invest in securities both within and outside the U.S., including emerging and less developed markets. Securities in which the Fund may invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may invest up to 10% of its total assets measured at the time of purchase in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers). Participation certificates typically are issued by a bank or broker-dealer. When a participation certificate is redeemed, the bank or broker-dealer is obligated to pay the Fund an amount based on the value of the underlying security or securities.

The Fund may invest up to 30% of its total assets at market value at the time of purchase in emerging and less developed markets. The Fund does not invest more than 35% of its total assets at market value at the time of purchase in companies from any single country other than the U.S. The Fund invests in U.S. and non-U.S. companies of all market capitalizations.

The maximum investment in any single industry is 25% of the Fund’s total assets at market value at the time of purchase. As to 75% of its total assets, the Fund will not invest more than 5% of its total assets in the securities of a single issuer, nor acquire more than 10% of the voting securities of any single issuer. The Fund tries to maintain a cash position of no more than 10% of its total assets, although cash flows, including from shareholder investments and redemptions and purchases and sales of portfolio securities, may cause the Fund’s cash position to be larger or smaller. As a result, the Fund may at times hold more than 10% of its total assets in cash.

The Fund invests a significant portion of its assets in securities that are traded in currencies other than U.S. dollars, so the Fund buys and sells non-U.S. currencies to facilitate transactions in portfolio securities. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, the Fund’s exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency. The Fund may buy or sell currencies for cash at current exchange rates, or use an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

The Fund may sell a security when Artisan thinks the security is approaching full valuation, changing circumstances affect the original reasons for its purchase, a company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

For purposes of testing compliance with the Fund’s investment restrictions, Artisan Partners generally considers an issuer to be from a particular country as designated by its securities information vendors.

5

RISKS YOU SHOULD CONSIDER

Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. The portfolio manager’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The principal risks that apply to the Fund include:

•

Market Risks. Various market risks can affect the price or liquidity of an issuer’s securities in which the Fund may invest. Returns from the securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Securities may be difficult to value during such periods. These risks may be heightened for fixed income securities due to the current historically low interest rate environment.

Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which the Fund invests or the issuers of such securities in ways that are unforeseeable. Legislation or regulation also may change the way in which the Fund or Artisan Partners are regulated. Such legislation, regulation, or other government action could limit or preclude the Fund’s ability to achieve its investment objective and affect the Fund’s performance.

Political, social or financial instability, civil unrest and acts of terrorism are other potential risks that could adversely affect an investment in a security or in markets or issuers generally.

•

Foreign Investing Risks. Foreign securities may underperform U.S. securities, and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.

•

Emerging Markets Risks. Investment risks typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

Investing in emerging market countries involves substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; and currency blockages or transfer restrictions. The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in emerging market countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, emerging market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries, all of which can increase fund operating expenses and/or negatively impact fund performance.

6

Emerging market countries may have different clearance and settlement procedures than in the U.S., and in certain markets there may be times when settlements fail to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some emerging market countries, which may result in additional costs and delays in trading and settlement. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary or counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

•

Currency Risks. Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

The Fund may have a significant portion of its assets invested in securities denominated in a particular foreign currency, so the exchange rate between that currency and the U.S. dollar is likely to have a significant impact on the value of the Fund’s investments. On occasion, the Fund may (but is not required to) try to hedge against the risk of loss resulting from currency fluctuation.

There can be no guarantee that any hedging activity will be undertaken or, if undertaken, will be successful. Hedging activity or use of forward foreign currency contracts may reduce the risk of loss from currency revaluations, but also may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

•

Small and Medium-Sized Company Risks. Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.

•	Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.

•

Risks of Emphasizing a Region, Country, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.

•

Participation Certificates Risks. The price, performance, liquidity and value of a participation certificate are all linked directly to the underlying security, so that investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security. Investing in a participation certificate also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.

•

Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an adverse effect on the Fund and on other investors. For example, significant levels of new investments may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative effect on Fund performance. Similarly, redemption activity might cause the Fund to sell portfolio securities or borrow money, which might generate a capital gain or loss or cause the Fund to incur costs that, in effect, would be borne by all shareholders, not just those investors who redeemed. Shareholder purchase and redemption activity may also affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions. In addition, large or frequent redemptions and purchases of the Fund’s shares will adversely affect its performance if it is forced to sell portfolio securities or invest cash when Artisan Partners would not otherwise choose to do so. This risk will be heightened if one or a few shareholders own a substantial portion of the Fund, in which case a purchase or redemption may have a more pronounced effect on the Fund. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio and/or increase the Fund’s transaction costs.

•

Investing in IPOs Risks. The Fund may participate in the initial public offering (“IPO”) market. When the Fund is small, IPOs may greatly increase the Fund’s total return. But, as the Fund grows larger, the effect of IPOs on the Fund’s performance will generally decrease. Investing in IPOs is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

The Fund may hold securities purchased in an IPO for a very short period of time. As a result, the Fund’s investments in IPOs may increase portfolio turnover, which may increase brokerage and administrative costs and may result in taxable distributions to shareholders. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the

7

extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of clients advised by Artisan Partners to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. There can be no assurance that investments in IPOs will be available to the Fund or improve the Fund’s performance.

•

Derivatives Risk. A derivative is a financial contract whose value depends on changes in the value of one or more underlying assets, reference rates or indexes. These instruments include, among others, participation certificates, credit default swaps, currency forward contracts, currency swap contracts and other swap agreements and similar instruments. The Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by Artisan.

In addition to the risks of an adverse change in the value of the underlying reference asset, the Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

•

Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund. If a counterparty becomes bankrupt or insolvent or otherwise fails to perform its obligations to the Fund due to financial difficulties, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) from the counterparty. Counterparty risk with respect to certain exchange-traded and over-the-counter derivatives may be further complicated by U.S. financial reform legislation.

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ORGANIZATION, MANAGEMENT & MANAGEMENT FEES

Organization. The Fund is a series of Artisan Partners Funds, Inc. (“Artisan Partners Funds”). The Fund offers two classes of shares: Investor Shares and Institutional Shares. The Fund’s Investor Shares are offered through a separate prospectus.

Management. The Fund is managed by Artisan Partners, which selects the Fund’s investments and handles its business affairs under the direction of Artisan Partners Funds’ board of directors. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners provides investment management services to pension and profit sharing plans, trusts, endowments, foundations, charitable organizations, governmental entities and investment companies and similar pooled investment vehicles, and also provides administrative services to each series of Artisan Partners Funds. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995. Artisan Partners’ principal address is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

PORTFOLIO MANAGERS

The portfolio managers of the Fund are identified below. Each portfolio manager is responsible for the overall management of the Fund and makes buy and sell decisions for the Fund. The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

The Fund is managed by Mark L. Yockey, CFA, Charles-Henri Hamker and Andrew J. Euretig. As portfolio managers of the Fund, Messrs. Yockey, Hamker and Euretig are jointly responsible for overall management of the Fund as well as other Artisan Partners client portfolios. They work together to develop investment strategies for the Fund in order to achieve the Fund’s investment objective and are supported by a staff of research analysts and traders.

Andrew J. Euretig - Mr. Euretig is a Managing Director of Artisan Partners. He joined Artisan Partners in June 2005 as an analyst working with Mr. Yockey on Artisan International Fund and Artisan International Small Cap Fund. He has been Portfolio Manager of Artisan Global Equity Fund since January 2013 and Associate Portfolio Manager of Artisan International Fund since February 2012. Mr. Euretig holds a B.S. in Business Administration and an M.B.A. from the Haas School of Business at the University of California, Berkeley.

Charles-Henri Hamker - Mr. Hamker is a Managing Director of Artisan Partners. He joined Artisan Partners in August 2000 as an analyst working with Mr. Yockey on Artisan International Fund. He has been Portfolio Manager of Artisan International Small Cap Fund and Associate Portfolio Manager of Artisan International Fund since February 2012, Portfolio Manager of Artisan Global Equity Fund since January 2013 and Portfolio Manager of Artisan Global Small Cap Fund since its inception in June 2013. Mr. Hamker holds a B.A. with a specialization in Finance and Economics from The European Business School in Paris.

Mark L. Yockey, CFA - Mr. Yockey is a Managing Director of Artisan Partners. He joined Artisan Partners in December 1995 and has been Portfolio Manager of Artisan International Fund since its inception in December 1995, Artisan International Small Cap Fund since its inception in December 2001, Artisan Global Equity Fund since its inception in March 2010 and Artisan Global Small Cap Fund since its inception in June 2013. Mr.  Yockey holds B.A. and M.B.A. degrees from Michigan State University.

MANAGEMENT FEES

The Fund pays a management fee to Artisan Partners for serving as its investment adviser and providing administrative services. The annual fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly. For the fiscal year ended September 30, 2014, the management fee paid by the Fund was at an effective annual rate 1.00% of average daily net assets. Artisan Partners has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses incurred (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.50% of the average daily net assets of the Institutional Share class. This contract continues through February 1, 2017, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

The management fee and other expenses related to the Fund’s operations are reflected in its net asset value.

A discussion regarding the basis for the approval by the board of directors of the Fund’s investment advisory contract is available in Artisan Partners Funds’ annual report to shareholders for the period ended September 30, 2013.

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INVESTING WITH ARTISAN PARTNERS FUNDS

SHARE PRICE

The Fund is open for business every day the New York Stock Exchange (NYSE) is open for regular session trading. Shares are not priced on days when the NYSE is closed. The Fund buys and sells its shares each day the NYSE is open, at the net asset value per share (NAV) next calculated after your purchase or redemption order is received and accepted by the Fund or its authorized agent.

The NAV of each class of shares of the Fund is determined by dividing the value of the Fund’s securities and other assets attributable to that class, less its liabilities attributable to that class, by the number of outstanding shares of that class of the Fund. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date. The NAV is computed daily as of the NYSE regular session closing time – usually 4:00 p.m. Eastern Time.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, and over-the-counter securities are valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange. The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange as of the time of valuation, the security is valued using (i) the closing price on another exchange on which the security is traded (if such price is made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange, or, if such bid is not available, from a secondary exchange or in the over-the-counter market.

Fixed income securities are valued at market value. Market values are generally evaluations based on the judgment of the Fund’s pricing vendors, which may consider the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Artisan Partners Funds’ valuation committee will value securities or other assets at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Partners Funds’ board of directors, when, with respect to such securities or other assets (i) market quotations are not readily available, (ii) no approved pricing vendor price quotation is available or (iii) Artisan Partners Funds’ valuation committee believes that such quotations are not reliable indications of market value or fair value. A market quotation will be considered not readily available, and the Fund may therefore use fair value pricing, if, among other things, there are no quotations, pricing data is not provided by an approved pricing vendor, the valuation committee believes that the quotation, price or market value resulting from the Fund’s valuation procedures does not reflect a fair value of the security or asset or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. The Fund monitors for subsequent events using several tools, including, for equity securities, the use of a third-party research service to assist in determining estimates of fair values for foreign securities. That service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities or assets results in either a meeting of the valuation committee, which considers whether a subsequent event has occurred and whether local market closing prices continue to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on the information provided by the third party research service.

When fair value pricing is employed, the value of a security or asset used by the Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Fund as described above may differ from the value realized on the sale of those securities or assets and the differences may be material to the NAV of the Fund. Values of foreign securities are translated from local currencies into U.S. dollars using current exchange rates.

The Fund may invest a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Fund may invest are sometimes open on days when the NYSE is not open and the Fund does not calculate its NAV, and sometimes are not open on days when the Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time as of which the Fund calculates its NAV. That is generally the case for markets in Europe, the Middle East, Asia, Australia and other Far Eastern markets. The regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time as of which the Fund calculates its NAV. So, the value of the Fund’s portfolio may be affected on days when the Fund does not calculate its NAV and you cannot purchase or redeem Fund shares.

WHO CAN INVEST IN ARTISAN PARTNERS FUNDS?

In general, to invest in Artisan Partners Funds, you should be an adult U.S. citizen or resident or a U.S. entity with a U.S. tax identification (social security or employer identification) number. You or the person authorized to place transactions on your behalf may not place transactions in your account for the benefit of any person other than yourself (except for a transfer of shares to another account). If Artisan

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Partners Funds determines that the registered owner of an account has permitted another person or entity who is not the registered or beneficial owner of the account to hold shares through that account, the Fund may reject future purchases in that account and any related accounts.

As of the date of this statutory prospectus, shares of the Fund are qualified for sale in the U.S. and its territories and possessions. Residents of Guam may purchase shares of the Fund only through approved financial intermediaries, and only to the extent that financial intermediary is otherwise eligible to sell mutual fund shares in Guam. Artisan Partners Funds sells shares to investors residing outside the U.S. only in limited circumstances. Any sale to an investor residing outside of the U.S. requires prior approval of Artisan Partners Funds.

SHARE CLASS ELIGIBILITY

Institutional Shares are designed for certain employee benefit plans as well as institutional and other investors who are able to meet the high minimum investment requirements. You may open a new account in Institutional Shares of the Fund only if:

•

you are an employee benefit plan that trades electronically through a financial intermediary and shares of the Fund are made available to your plan pursuant to an agreement between the financial intermediary and Artisan Partners Funds or Artisan Partners Distributors LLC;

•	you are an investor meeting the minimum investment requirements for opening a new account; or

•	the Fund has pre-approved your purchase.

MINIMUM INVESTMENTS

To open an account	$1,000,000
To add to an account	No minimum

The Fund may, at its discretion, accept a smaller initial investment or waive the minimum initial investment amount for investment into the Institutional Share class if:

•

you are already a shareholder (in your name or as beneficial owner of shares held in someone else’s name) (for example, a nominee or a custodian holding shares for the benefit of an investor would not be eligible to open a new account for its own benefit or for the benefit of another customer, but the investor would be eligible to open a new account) of Institutional Shares of the Fund;

•

you, together with any affiliated organizations or related persons, will hold two or more accounts in your own or the affiliated organization’s or related person’s name or as beneficial owner of shares held in someone else’s name of Institutional Shares of the Fund and such accounts, in the aggregate, exceed the minimum initial investment amount for the Fund; or

•

you are an employee benefit plan that will trade Institutional Shares of the Fund electronically through a financial intermediary and the Fund expects the plan will meet the minimum balance required within a defined period.

MINIMUM BALANCES

Institutional Shares of the Fund require a minimum balance of $1 million, although the Fund may, at its discretion, permit a smaller minimum account balance under the circumstances set forth above. The Fund reserves the right to automatically convert the Institutional Shares in your account to Investor Shares or close your account and redeem your shares if the value of your account falls below $1 million, unless the reduction in value is due solely to investment performance. The Fund will notify you and allow you at least 30 days to bring your account’s value up to the applicable minimum before converting your shares to Investor Shares or closing your account and redeeming your shares. If your shares are converted, the conversion will have no effect on the value of your investment in Institutional Shares of the Fund at the time of conversion. However, the number of shares you own after the conversion may be greater or lower than the number of shares you owned before the conversion, depending on the net asset value of the respective share classes.

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BUYING SHARES

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an Artisan Partners Funds account, you will be asked to provide certain identifying information on your account application. If you fail to provide the appropriate information to the Fund, the Fund may try to contact you to obtain the necessary information. For more information, see “Other Information – Anti-Money Laundering Compliance.”

HOW TO OPEN AN ACCOUNT

If you meet the applicable share class eligibility requirements and the Fund’s other criteria, you may be able to purchase shares of the Fund by contacting your financial intermediary. Applications for direct purchases of Institutional Shares are only made available through Artisan Partners Distributors LLC by calling 800.399.1770.

By Mail – Complete and sign a new account application. Mail the application, along with your check for the applicable purchase amount to the address listed below (use the address that matches the delivery mechanism you are using – regular mail or overnight delivery). All checks must be made payable to “Artisan Partners Funds” or to “Artisan Global Equity Fund.” Artisan Partners Funds will not accept cash, money orders, travelers checks, credit card payments, credit card checks, third-party checks, starter checks or checks drawn on non-U.S. financial institutions.

For regular mail delivery: Artisan Partners Funds c/o Boston Financial Data Services P. O. Box 8412 Boston, MA 02266-8412	For overnight mail delivery: Artisan Partners Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809 800.344.1770

All investment checks must be delivered to one of the addresses above. Artisan Partners Funds and Artisan Partners Distributors LLC do not accept shareholder investment checks at their corporate offices; checks received at those offices will be forwarded to Boston Financial Data Services (Boston Financial), the Fund’s transfer agent, and purchases will not be effective until the order is received and accepted by Boston Financial. A purchase by check is priced at the NAV next calculated after Boston Financial receives the check and accepts the order.

By Wire – You may purchase shares by instructing your financial institution to wire money to Artisan Partners Funds’ custodian bank. Your financial institution may charge you a fee to send (or receive) funds by wire. Wire transfers from a bank outside the U.S. generally will not be accepted. A purchase by wire is priced at the NAV next calculated after Boston Financial receives your wire. Therefore, if your wire is received after the time as of which the NAV is calculated for the day, your funds may be held by the Fund’s custodian bank until the next business day. If you are opening a new account by wire transfer, a new account application must be received in proper form at the Fund’s transfer agent prior to the receipt of the wire. Artisan Partners Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

Wire transfer instructions are:

State Street Bank and Trust Company

Attn: Mutual Funds

Boston, MA 02110

Routing #011000028

Credit to:	Artisan Partners Funds
Deposit DDA 99050882
Further credit:	[your account registration]
[your account number]

If the proper account information is not included, the wire order may be rejected.

By Exchange – You may open a new account by telephone by calling 866.773.7233 with an exchange of $1,000,000 or more from your identically registered account in Institutional Shares of another Artisan Partners Fund. See “ – Telephone Exchange Plan.” A purchase by exchange is priced at the NAV next calculated after your call; the redemption may be subject to a redemption fee. See “Redeeming Shares – Redemption Fee.”

By Purchases in Kind – You may, subject to Artisan Partners Funds’ approval, purchase Institutional Shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call Artisan Partners Funds at 800.399.1770 if you would like to purchase shares of the Fund with other securities.

HOW TO ADD TO AN ACCOUNT

If you opened an account directly with the Fund in accordance with the previous section, you may make subsequent investments by wire transfer using the instructions provided, or by submitting a check, along with either the stub from your Fund account statement or a letter

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indicating the amount of the purchase, your account number and the name in which your account is registered. All checks must be made payable to “Artisan Partners Funds” or to “Artisan Global Equity Fund.” Please print your account number on your check. Artisan Partners Funds will not accept cash, money orders, travelers checks, credit card payments, credit card checks, third-party checks, starter checks or checks drawn on non-U.S. financial institutions.

You may exchange between identically registered accounts within the same share class by telephone. Telephone exchanges are subject to a minimum exchange of $50 and other limits. See “ – Telephone Exchange Plan.”

TELEPHONE EXCHANGE PLAN

You may open a new account in the Fund by exchange from your identically registered account in the same share class of another Artisan Partners Fund. To open the new account, your exchange must meet the applicable share class minimum. You also may transfer investments between already existing identically registered accounts by exchanging at least $50.

Telephone exchanges are subject to these restrictions:

•	Both accounts must be registered in the same name, with the same address and taxpayer identification (social security or employer identification) number.

•

Your exchange will be processed on the business day on which you call if you call before the time as of which each Artisan Partners Fund calculates its NAV, or on the next business day after your call if you call after the time as of which an Artisan Partners Fund’s NAV has been calculated for the day. See “Investing with Artisan Partners Funds – Share Price.”

•	If your account is subject to backup withholding, you may not use the telephone exchange plan.

•

If you use the telephone exchange plan more than four times in any rolling twelve-month period, Artisan Partners Funds may terminate your access to the plan. Exchanges conducted through an omnibus account are not subject to this limitation because Artisan Partners Funds may not be able to identify the underlying investors but you may be subject to restrictions imposed by the financial intermediary.

•	The Fund may charge you a 2% redemption fee on exchanges of shares owned for 90 days or less. See “Redeeming Shares – Redemption Fee.”

PURCHASES – GENERAL INFORMATION

•	Your purchases must be in U.S. dollars.

•	If your check or telephone purchase order does not clear, your purchase will be cancelled. You also will be liable for any resulting losses or fees the Fund or its transfer agent incurs.

•	You may not change or cancel a purchase request once it has been received in good order.

•

An order typically is accepted when the Fund or its authorized agent has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation. An order is not binding until accepted and entered on the books of the Fund.

•

The Fund reserves the right to reject any order deemed inappropriate or not to be in the best interests of existing Fund shareholders, to limit exchanges or to take such other actions as the Fund deems appropriate or any purchase order that has not been previously approved by the Fund or Artisan Partners Distributors LLC. Further, the Fund reserves the right to reject any purchase order in its sole discretion. For example, the Fund may reject an order that appears so large that it would disrupt management of the Fund or an order from someone ineligible to invest. The Fund also may reject orders as described below under “Other Information – Anti-Money Laundering Compliance” and “Other Information – Inappropriate Trading.” The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from rejecting any purchase order.

•	A holiday, weekend or other interruption can affect the normal processing of an investment.

•

The Fund cannot accept a purchase order specifying a specific purchase date or price per share. Purchase checks greater than $50,000 that are post-dated or have a partial date or no date will be rejected. However, if a purchase check is less than $50,000, it will not be held for processing on the designated date, but will be processed upon acceptance.

•	The Fund may terminate your ability to make telephone purchases if an item is not paid by your financial institution on two consecutive occasions.

•

To prevent unauthorized transactions in your account, the Fund will take precautions designed to verify that information communicated by telephone is genuine. The Fund and its transfer agent may record a call, request identifying information and send written confirmation of telephone transactions. The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from acting upon instructions furnished by telephone if we follow reasonable procedures designed to verify the identity of the caller. We recommend that you take precautions to keep confidential your personal information, including your account number and tax identification (social security or employer identification) number. You should verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

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REDEEMING SHARES

You may redeem some or all of your shares by telephone or written request sent to the Fund by mail on any day that the NYSE is open for regular session trading. Your redemption will be processed on the business day that your order is accepted by the Fund or its authorized agent if it is received before the time as of which the Fund calculates its NAV (NYSE closing time – usually 4:00 p.m. Eastern Time). If your order is received after that time, your order will be processed on the next business day. The Fund will redeem your shares at the NAV per share next calculated after your redemption order is received in good order by the Fund or its authorized agent. The Fund may reject your redemption order under certain circumstances, which are discussed below. Artisan Partners Funds will generally wire transfer the proceeds of your redemption to the bank account designated in your purchase application or on a telephone authorization form. Some redemptions require Medallion guarantees. See “ – Medallion Guarantees.”

HOW TO REDEEM SHARES

BY MAIL

To redeem shares in an account, complete the Non-IRA Redemption form or mail a letter of instruction including: the Fund’s name; your account number; the dollar amount or number of shares to be sold; and the signature of the shareholder(s) as it appears on the account or by a duly authorized agent of the shareholder(s). Some redemptions require Medallion guarantees. See “– Medallion Guarantees.” The letter of instruction should be sent to the address shown below (use the address that matches the delivery mechanism you are using – regular mail or overnight delivery).

For regular mail delivery:	For overnight mail delivery:
Artisan Partners Funds c/o Boston Financial Data Services P. O. Box 8412 Boston, MA 02266-8412	Artisan Partners Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809 800.344.1770

BY TELEPHONE

You automatically have the telephone redemption option unless you decline it on your account application. If you decline this option, but would like to add it at a later date, call 800.344.1770. To authorize telephone redemption on an existing Institutional Shares account, call us at 866.773.7233 to obtain a telephone redemption authorization form. The telephone redemption form must be signed by a person authorized to act on behalf of the registered owner of an account and may require a form of signature validation.

To redeem shares by telephone, call the Fund’s transfer agent at 866.773.7233. If you redeem shares by telephone, any amount of shares may be redeemed if a bank account was designated on your account application, or updated on a shareholder account options form after your account was opened, to receive the proceeds by wire transfer or EFT. If you have not designated a bank account to receive the proceeds by wire or EFT, telephone redemptions will be limited to $50,000 each and will be sent by check to your mailing address of record. Your bank may charge you a fee for an incoming wire or EFT; Artisan Partners Funds reserves the right to charge fees for these services in the future. Payment by wire usually is credited to your bank account on the next banking day after your redemption is processed. Payment by EFT usually will arrive at your bank two banking days after your redemption is processed.

To reduce the risk of loss from a fraudulent instruction, we will send your redemption proceeds only to the bank account designated in your application or telephone authorization form or letter signed by an authorized person and with a Medallion guarantee. See “– Medallion Guarantees.” A request to change your existing U.S. bank account must be submitted in writing or on a shareholder account options form and may require a form of signature validation.

The Fund and its transfer agent will not be responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense for acting upon instructions furnished by telephone, if we follow reasonable procedures designed to identify the caller. We may record a call, request identifying information or send written confirmation of telephone transactions. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement. We recommend that you take precautions to keep confidential your account information, including your account number and tax identification number.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

REDEMPTIONS – GENERAL INFORMATION

Normally, redemption proceeds will be mailed to you within seven days after receipt and acceptance of your redemption request. Redemption proceeds may be withheld or delayed as required or permitted by applicable law.

Subject to applicable law, the Fund may reject your redemption request if:

•	the identification information you provided in your account application cannot be verified;

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•	your identification information matches information on a government list of suspicious persons; or

•	the Fund believes that you may be involved in suspicious activity.

Further documentation may be requested to evidence the authority of the person or entity making a written redemption request. Please call 866.773.7233 with questions.

If you recently have made a purchase by check or EFT, the Fund may withhold redemption proceeds until it is reasonably satisfied that it has received good funds. This confirmation process can take up to 15 days. To reduce such delays, Artisan Partners Funds recommends that your purchase be made by federal funds wire through your financial institution.

You may not change or cancel a redemption request once it has been received in good order.

The Fund cannot accept a redemption request that is post-dated, specifies a particular date for processing, specifies a price for redemption or contains any other special conditions. All redemptions will be processed upon acceptance.

Redemptions may be suspended or payment dates postponed when the NYSE is closed, its trading is restricted or as permitted by the Securities and Exchange Commission (SEC).

The Fund intends to pay all redemptions in cash. During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits may be paid wholly or partly by an in-kind distribution of securities.

The redemption price you receive depends upon the NAV per share of a class of the Fund at the time of redemption. It may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.

Shares in any account you maintain with Artisan Partners Funds may be redeemed to the extent necessary to reimburse Artisan Partners Funds for any loss it sustains that is caused by you (such as losses from uncollected checks or any Fund liability under the backup withholding provisions of the Internal Revenue Code of 1986, as amended (the “Code”) relating to your account).

If the Fund sends you a check for a redemption, systematic withdrawal payment or cash distribution that is returned “undeliverable” or remains uncashed for at least six months, the Fund may cancel the check and reinvest the proceeds in your Fund account at the NAV per share on the date of reinvestment and, if applicable, the Fund may (a) cancel your systematic withdrawal payments, honoring redemptions only by request and (b) automatically reinvest your future dividends and capital gains, even if you had elected cash payment. If you hold your investment in an IRA, or other circumstances exist such that reinvesting the proceeds is not in your or the Fund’s best interest, your check will not be cancelled and the Fund may attempt to contact you to obtain further instruction.

Before submitting your redemption request, please call 866.773.7233 if you have any questions about requirements for a redemption.

REDEMPTION FEE

If you redeem or exchange shares of the Fund that you have held for 90 days or less, the Fund will charge you a redemption fee of 2% of the redemption proceeds. The redemption fee will be deducted from your redemption proceeds and retained by the Fund.

The Fund reserves the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading.

For example, the following transactions for direct shareholders of Fund shares (if known by the Fund) would not be subject to redemption fees:

•	Redemptions of shares purchased through reinvestment of dividends and distributions;

•	Redemptions of shares pursuant to certain automatic rebalancing programs;

•

Redemptions requested following the death of a registered shareholder on an account or the settler of a living trust that is the registered shareholder of an account, for shares held in the account at the time of death;

•	Redemptions of shares that were purchased as participant contributions through an employer-sponsored retirement plan;

•	Transaction activity due to processing errors; or

•	Shares exchanged from one share class to another within the same Fund.

This list is not exclusive. To request a waiver or if you have any questions about whether your transaction will be subject to the redemption fee, please call us at 866.773.7233.

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The Fund will waive the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans and shares purchased through certain financial intermediaries. In those cases where a financial intermediary passes the redemption fee through to underlying investors, the amount of the fee and the holding period generally will be consistent with the Fund’s criteria. However, due to differences in operational capacities, the financial intermediaries’ methods for tracking and calculating the fee may be different in some respects from the methods employed by the Fund. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information on how redemption fees will be applied to your shares.

Waivers of redemption fees are reported to the board of directors of Artisan Partners Funds.

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MEDALLION GUARANTEES

To protect you and the Fund from fraud, the following transaction requests must be submitted in writing and include a Medallion Signature Guarantee for each account owner:

•	If you wish to redeem more than $50,000 and have not previously designated a U.S. bank account to receive the proceeds by wire transfer or EFT.

•	If you add/remove an owner on your account.

•	If you add/change the beneficiary to whom your account will be transferred upon your death.

•	If you ask that a check or wire be delivered to an address or bank account other than the address or bank account on your account.

•	If you ask that a check or wire be made payable to someone other than the account owner.

•	If you transfer the ownership of your account.

•

If you wish to redeem shares and your address is changed in response to a U.S. Postal Service notification or you have changed the address on your account in writing without a Medallion guarantee, by phone or through www.artisanpartners.com within the last 60 days.

All Medallion Guarantees must use a STAMP2000 Medallion imprint appropriate for the nature and dollar amount of the transaction. Each owner’s signature must show the capacity in which the signer is acting, (for example, “Jane Doe, as Trustee”). Medallion Guarantee is a bar-coded signature guarantee and must be executed by an eligible guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act. Member firms of a domestic stock exchange are also considered eligible guarantors. Non bar-coded guarantees or stamps from a Notary Public are not acceptable.

If you are signing on behalf of an entity, you must indicate your capacity beside or beneath your signature. If you are signing in a capacity, further documentation may be required by the guarantor. Prior to signing, inquire what documentation needs to be provided and the maximum transaction amount the guarantee will insure. Request that the guarantor provide a legible bar-coded Medallion Guarantee. A form or transaction request received without a valid STAMP2000 Medallion imprint may be rejected.

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EXCHANGING SHARES

If you meet the minimum investment requirements for opening a new account, and any other eligibility criteria described in this statutory prospectus, you may exchange shares of the Fund for the same class of shares of any other Artisan Partners Fund that is open to new investors or any closed Artisan Partners Fund (if you also meet the requirements described under “Investing with Artisan Partners Funds – Who is Eligible to Invest in a Closed Fund?” and “Share Class Eligibility” in the respective Fund’s statutory prospectus). A fund exchange may be made by following the redemption procedures described under “Redeeming Shares – How to Redeem Shares.” The Fund will exchange your shares at the NAV per share next calculated after your exchange order is received in good order by the Fund or its authorized agent. If you exchange shares of the Fund that you have held for 90 days or less for the same class of shares of another Fund, the Fund will charge you a redemption fee of 2% of the redemption proceeds. An exchange of shares of the Fund for shares of another Artisan Partners Fund will be a taxable transaction. See “Dividends, Capital Gains & Taxes – Taxes” below.

Shareholders may also exchange shares of the Fund for a different class of shares offered by the Fund, provided that the shareholder meets the eligibility requirements, including any investment requirements for opening a new account in shares of the class into which the shareholder seeks to exchange. Such an exchange may be made by following the procedures described under “Redeeming Shares – How to Redeem Shares.” The Fund will exchange your shares at the NAV per share next calculated after your exchange order is received in good order by the Fund or its authorized agent. If you exchange shares of the Fund that you have held for 90 days or less for a different class of shares offered by the Fund, generally the Fund will not charge you a redemption fee, unless you trade electronically under certain circumstances. For U.S. federal income tax purposes, an exchange of shares of the Fund directly for shares of a different class of the Fund generally is not expected to be a taxable event, or to result in recognition of a gain or loss by the exchanging shareholder. See “Dividends, Capital Gains & Taxes – Taxes.”

Artisan Partners Funds reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.

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SHAREHOLDER & ACCOUNT PROCEDURES

ACCOUNT OPTION CHANGES

To further protect the Fund and its shareholders from fraud, some shareholder account changes may require additional signature validation. Please refer to our shareholder account options form for further information or call us at 866.773.7233.

ADDRESS CHANGES

You may change the address on your account by:

•

sending a written request to the Fund’s transfer agent signed by the registered owner(s) of the account (please note, if you wish to redeem shares within 60 days after a change of address in writing, each owner’s signature must be guaranteed using a STAMP2000 Medallion. See “Redeeming Shares – Medallion Guarantees”) or

•	calling us at 866.773.7233.

Artisan Partners Funds will send a written confirmation of the change to both your old and new addresses. Artisan Partners Funds will change your address in response to a U.S. Postal Service notification, but will attempt to contact you at the new address so that you can confirm the address change.

If your address is changed in response to a U.S. Postal Service notification, in writing without proper signature validation, by phone or through www.artisanpartners.com, we will not honor any redemption request for the following 60 days, unless that redemption is in writing with a Medallion guarantee. See “Redeeming Shares – Medallion Guarantees.” The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from acting upon address changes if we follow reasonable procedures to verify the identity of the caller or website user.

If a piece of mail that we send to you is returned as undeliverable, we will attempt to resend the mail two more times. If it remains undeliverable after those three attempts, we will discontinue all mail to your mailing address of record until you notify us of a new address by one of the previously stated methods.

STATEMENTS AND REPORTS

As an Artisan Partners Fund shareholder, you will receive:

•	Confirmation statements.

•	Quarterly account statements.

•	Annual and semiannual reports with financial statements.

•	Year-end tax statements.

Transactions made under certain periodic investment and withdrawal programs (including dividend reinvestment plans) will be confirmed on quarterly account statements. We suggest you keep each of your quarterly and year-end account and tax statements with your other important financial papers. You may need them for tax purposes.

If you need copies of statements, call 866.773.7233. Copies of this year’s or last year’s statements are free of charge; for earlier years, there is a per statement processing fee (currently $10) for each year for which statements (account or tax) are requested. If more than one member of a household has an account with the Fund, we reduce the number of duplicate annual and semiannual reports your household receives by sending only one copy of each to the address shared by those accounts. If you hold more than one account in the Fund, we will only send one summary prospectus for the Fund, but your household may receive more than one copy if two or more members of your household hold accounts in the Fund. Call us at 800.344.1770 to request individual copies of these documents. We will begin sending individual copies within 30 days after receiving your request.

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OTHER INFORMATION

FINANCIAL INTERMEDIARIES

The Fund may authorize certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”), to accept purchase, exchange and redemption orders on the Fund’s behalf. An order properly received by an authorized agent will be deemed to have been accepted by the Fund. If you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent and the 2% redemption fee imposed by the Fund. The authorized agent’s procedures will apply in lieu of purchase, exchange and redemption procedures described in this statutory prospectus.

If you attempt to purchase shares of the Fund through an unauthorized intermediary, your purchase request will be rejected. Please contact your financial intermediary or Artisan Partners Funds at 800.344.1770 to find out whether your financial intermediary is eligible to purchase Fund shares and, if so, how purchases, redemptions or exchanges may be made.

Institutional Shares of the Fund do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients.

The Fund reserves the right to waive or reduce the minimum investment requirements as described under “Investing with Artisan Partners Funds – Minimum Investments.” The Fund reserves the right to waive or reduce the 2% redemption fee on shares held for 90 days or less for any account held through an authorized agent or other financial intermediary and currently waives the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans and shares purchased through certain authorized agents or financial intermediaries.

In those cases where a financial intermediary passes the redemption fee through to underlying investors, the amount of the fee and the holding period generally will be consistent with the Fund’s criteria. However, due to differences in operational procedures and policies, the financial intermediaries’ methods for tracking and calculating the fee may be different in some respects from the methods employed by the Fund. If you purchase Fund shares through a financial intermediary, you should contact the financial intermediary for more information on how redemption fees will be applied to your shares.

ANTI-MONEY LAUNDERING COMPLIANCE

Artisan Partners Funds is required to comply with various anti-money laundering laws and regulations. Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an Artisan Partners Funds account, you must provide certain identifying information on your account application. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. If you fail to provide the appropriate information to the Fund, the Fund may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Fund is unable to contact you within the period of time the Fund considers appropriate, or the Fund believes that the nature of the information needed is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors and types of accounts, this could have adverse consequences. For example, an IRA holder with a limited amount of time to accomplish a rollover of IRA assets could suffer unfavorable tax consequences as a result of the Fund’s inability to process an application. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call 800.344.1770.

After your account is established, the Fund also may take other actions or ask to see other identifying documents to verify your identity. These actions may include checking your identifying information against various databases and requesting identifying documents, such as a business license, for an entity, or a driver’s license or other state identification card, for an individual, to verify your identity. If the Fund is unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you (unless the Fund is required to “freeze” your account as described below). You will receive the share price next calculated after the Fund determines that it is unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction).

If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account.

The Fund also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.

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INAPPROPRIATE TRADING

Artisan Partners Funds attempts to identify investors who appear to engage in trading the Fund considers inappropriate, which may include frequent or short-term trading, and to take reasonable steps to deter such activity. The Fund cannot always identify or reasonably detect frequent, short-term or other inappropriate trading. In particular, it may be difficult to identify frequent, short-term or other inappropriate trading in certain omnibus accounts and other accounts traded through financial intermediaries (which may include broker-dealers, retirement plan administrators, insurance company separate accounts, bank trust departments or other financial services organizations), some of which may be authorized agents of the Fund. By their nature, omnibus accounts conceal from the Fund the identity of individual investors and their transactions. Artisan Partners Funds complies fully with applicable federal rules requiring it to reach an agreement with each of its financial intermediaries pursuant to which certain information regarding purchases, redemptions, transfers and exchanges of Fund shares by underlying beneficial owners through financial intermediary accounts will be provided to the Fund upon request, but there can be no guarantee that all frequent, short-term or other trading activity the Fund may consider inappropriate will be detected, even with such agreements in place. If Artisan Partners Funds is unsuccessful in reaching such an agreement with any financial intermediary, Artisan Partners Funds will terminate that financial intermediary’s ability to purchase shares of the Fund for its customers.

Artisan Partners Funds’ board of directors has adopted policies and procedures to address frequent or short-term trading. The Fund attempts to deter frequent or short-term trading through various methods, which include:

•	exchange limitations as described under “Buying Shares – Telephone Exchange Plan;”

•	redemption fees as described under “Redeeming Shares – Redemption Fee;” and

•	fair valuation of securities as described under “Investing with Artisan Partners Funds – Share Price.”

The nature of the efforts undertaken and the resulting action by Artisan Partners Funds depends, among other things, on the type of shareholder account. Trading activity is monitored selectively on a daily basis in an effort to detect frequent, short-term or other inappropriate trading. If Artisan Partners Funds believes that an investor has engaged in frequent, short-term or other inappropriate trading, it may reject future purchases of Fund shares in that account or related accounts, or by that investor, with or without prior notice; reject a particular purchase order; limit exchanges among Artisan Partners Funds; and/or refuse to open an account. If inappropriate trading is detected in an account registered in the name of a financial intermediary or plan sponsor (as applicable), Artisan Partners Funds may request that the financial intermediary or plan sponsor (as applicable) take action to prevent the particular investor or investors from engaging in that trading.

Rejection of future purchases by a retirement plan because of inappropriate trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in inappropriate trading. To avoid those collateral consequences, for retirement plans, Artisan Partners Funds generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the inappropriate trading activity to cease. If inappropriate trading activity recurs, Artisan Partners Funds may refuse all future purchases from the plan, including those of plan participants not involved in the inappropriate activity.

A financial intermediary through which you may purchase Fund shares may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the financial intermediary may require the Fund’s consent or direction to undertake those efforts. In other cases, Artisan Partners Funds may elect to allow the financial intermediary to apply its own policies with respect to inappropriate trading in lieu of seeking to apply Artisan Partners Funds’ policies to shareholders investing in the Fund through such financial intermediary, based upon Artisan Partners Funds’ conclusion that the financial intermediary’s policies sufficiently protect shareholders of the Fund. In either case, the Fund may have little or no ability to modify the parameters or limits on trading activity set by the financial intermediary. As a result, a financial intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Fund and discussed in this statutory prospectus. The Fund’s ability to impose restrictions on trading activity with respect to accounts traded through a particular financial intermediary may also vary depending on the system capabilities, applicable contractual and legal restrictions and cooperation of the particular financial intermediary. If you purchase Fund shares through a financial intermediary, you should contact the financial intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Artisan Partners Funds expects direct investors in Institutional Shares of the Fund who do not trade through a financial intermediary that trades electronically to engage in relatively few transactions. Artisan Partners Funds considers more excessive transactions (purchase or redemption) in Institutional Shares by such a direct investor inappropriate.

The identification of inappropriate trading involves judgments that are inherently subjective and the above actions alone or taken together with the other means by which Artisan Partners Funds seeks to discourage certain types of inappropriate trading (through the use of short-term redemption fees on the Fund and fair value pricing, for example) cannot eliminate the possibility that inappropriate trading activity in the Fund will occur. Trading activity, appropriate or inappropriate, may affect the Fund and other shareholders. See “Risks You Should Consider.”

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PORTFOLIO SECURITY HOLDINGS DISCLOSURE

A complete list of the Fund’s portfolio holdings as of the close of each calendar quarter will be made publicly available on the 15th day of the following calendar quarter, or such other date as Artisan Partners Funds may determine for the Fund on Artisan Partners Funds’ website (www.artisanpartners.com). A complete list of portfolio holdings is also included in reports the Fund files with the SEC after the end of each quarter. The Fund may disclose its top ten holdings or an incomplete list of its holdings or discuss one or more portfolio holdings provided that the holdings have been made publicly available on Artisan Partners Funds’ website at least one day prior to disclosure of such information or has been included in an SEC filing that is required to include the information. Any such list of holdings or discussion of one or more portfolio holdings will remain available on Artisan Partners Funds’ website at least until the date on which the Fund files a report with the SEC that includes a list of portfolio holdings and is for the period that includes the date as of which such information is current. Portfolio holdings information can be found on Artisan Partners Funds’ website at www.artisanpartners.com/individual-investors/news-insights/research-data/holdings.html. Further discussion about the Fund’s policies and procedures in connection with the disclosure of portfolio holdings is available in the Fund’s SAI.

COST BASIS REPORTING

Upon the redemption or exchange of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method of average cost (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please see Artisan Partners Funds’ website (www.artisanpartners.com) or call Artisan Partners Funds at 866.773.7233, or consult your financial intermediary, as applicable, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

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DIVIDENDS, CAPITAL GAINS & TAXES

The Fund intends to distribute substantially all of its net income and net realized capital gains to investors at least annually. The Fund’s investment decisions generally are made without regard to tax consequences to shareholders. As a result, the Fund may be less tax-efficient than other mutual funds that take tax consequences into account in the investment process. The “Fund Summary” section of this statutory prospectus includes information on the Fund’s after-tax returns.

DISTRIBUTION OPTIONS

When you open an account, you may specify on your application how you want to receive your distributions. If you later want to change your selection, you may submit a written request to the Fund’s transfer agent or call us at 866.773.7233.

The Fund offers the following options, which you may select on your application:

Reinvestment Option. Your income dividends and capital gain distributions will be reinvested in additional shares of the Fund. If you do not indicate a choice on your application, we will automatically reinvest your distributions.

Income-Only Option. We will automatically reinvest your capital gain distributions, but send income dividends to you by check or to your predesignated U.S. bank account by EFT.

Capital Gains-Only Option. We will automatically reinvest your income dividends, but send capital gain distributions to you by check or to your predesignated U.S. bank account by EFT.

Cash Option. We will send all distributions to you by check or to your predesignated U.S. bank account by EFT.

In IRA accounts, all distributions are automatically reinvested because payments in cash likely would be subject to income tax and penalties. After you are 59 1/2, you may request payment of distributions in cash. Distributions paid in cash, even after you are 59 1/2, likely will be subject to income tax.

The Fund does not pay dividends or distributions by Federal Reserve wire transfer.

When you reinvest, the reinvestment price is the Fund’s NAV per share of a class of the Fund at the close of business on the reinvestment date.

Distribution checks usually will begin to be mailed promptly after the payment date.

TAXES

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in the Fund. Your investment in the Fund may have other tax implications. For example, if your investment is held through a tax-advantaged account such as an employee benefit plan or if you are a foreign person (defined below), other results may be obtained and other considerations may apply. Please consult your tax advisor about federal, state, local or foreign tax laws applicable to you.

When you sign your account application, you are asked to certify that your Social Security or taxpayer identification number is correct, that you are a U.S. person and that you are not subject to backup withholding for failing to report income to the Internal Revenue Service (IRS). If you fail to comply with this procedure, the IRS can require the Fund to withhold a percentage of your taxable distributions and redemptions.

The Fund has elected and intends to qualify each year to be treated as a “regulated investment company.” A regulated investment company is not subject to U.S. federal income taxes on income and gains that are distributed to shareholders in a timely manner.

Taxes on Redemptions. When you redeem shares in the Fund, you will generally recognize a capital gain or loss if there is a difference between the basis of your shares (typically, their cost) and the price you receive when you redeem them. Capital gain or loss realized from a redemption of shares held for more than one year will generally be treated as long-term capital gain or loss. Otherwise, the gain or loss will be treated as short-term capital gain or loss.

Whenever you redeem shares of the Fund, you will receive a confirmation statement showing how many shares you sold and at what price. Shareholders holding shares in taxable accounts also may receive a year-end statement early in the following year. This will allow you or your tax preparer to determine the tax consequences of each redemption. (See also “Other Information – Cost Basis Reporting” above.) However, be sure to keep your regular account statements and tax forms; that information will be essential in verifying the amount of your capital gains or losses.

Taxes on Exchanges of Fund Shares. An exchange of shares of the Fund for shares of another Artisan Partners Fund will be a taxable transaction. Any gain or loss resulting from such an exchange will generally be treated as a capital gain or loss for U.S. federal income tax purposes, and will be long-term or short-term capital gain or loss depending on how long you have held your shares. For U.S. federal income tax purposes, an exchange of shares of the Fund directly for shares of a different class of the same Fund generally is not expected to be a taxable event or to result in recognition of a gain or loss by the exchanging shareholder.

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Taxes on Distributions. Distributions are generally subject to U.S. federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions also may be taxed by the country in which you reside.

Your distributions are generally taxable in the year they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in October, November or December and paid in January of the following year are taxable as if you received them on December 31 of the year in which they were declared.

For federal income tax purposes, the Fund’s income and short-term capital gain distributions are generally taxed as ordinary income, except to the extent such distributions are attributable to “qualified dividend income,” as described below.

Long-term capital gain distributions reported by the Fund as capital gain dividends will be taxable as long-term capital gains includible in net capital gains and taxed to individuals at reduced rates. Whether gains realized by the Fund are long-term or short-term depends on the length of time that the Fund held the asset it sold.

Net capital gains rates apply to “qualified dividend income” received by noncorporate shareholders who satisfy certain holding period requirements. The amount of Fund dividends eligible to be taxed as qualified dividend income at the reduced rate generally is not permitted to exceed the amount of the aggregate qualifying dividends received by the Fund. To the extent the Fund distributes amounts of dividends that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes dividends, including any capital gain dividends paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund.

A portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from U.S. corporations. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which, where applicable, will reduce the return on those securities. If more than 50% of the value of the Fund’s total assets at the end of its taxable year is invested in foreign securities, the Fund will be eligible to elect to permit shareholders to claim a credit or deduction with respect to foreign taxes incurred by the Fund. The Fund may choose not to make such an election, even if it is eligible to do so.

Early in each calendar year, the Fund will send you and the IRS a Form 1099 showing the amount and character of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year. Certain shareholders may receive an annual statement and not a Form 1099.

The Fund’s distributions are generally subject to tax as described herein even if such distributions are paid from income or gains earned by the Fund prior to a shareholder’s investment and thus were included in the price paid for the shares. As a result, if you invest in the Fund shortly before it makes a distribution, the distribution will be taxable even though it may economically represent a return of your investment.

The Fund generally publishes estimates of its distributions in advance of the planned record and payment dates. There is no assurance that the Fund will publish such estimates in the future. Those estimates, if published, are for planning purposes and are subject to change.

Taxation of Certain Investments. The Fund’s investments in certain debt obligations and derivatives can affect the amount, timing and character of distributions to shareholders, and may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, the Fund could be required at times to dispose of investments, including when it is not otherwise advantageous to do so, in order to satisfy distribution requirements for treatment as a regulated investment company. Such dispositions could increase the amount of short-term capital gain distributions (taxed at ordinary income rates) and capital gain dividends made to shareholders.

Tax rules are not entirely clear about certain issues relating to debt obligations that are in the lowest rating categories; the Fund will need to address these issues as they arise in order to seek to ensure that it continues to qualify as a regulated investment company.

Non-U.S. Investors. In general, absent a statutory exemption, dividends (other than capital gain dividends) paid to a shareholder that is not a “United States person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% or such lower rate as may be provided by an applicable tax treaty. For distributions with respect to taxable years beginning before January 1, 2015, a regulated investment company generally was not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly reported as such by the regulated investment company. These exemptions for distributions have expired with respect to taxable years of a regulated investment company beginning on or after January 1, 2015. It is currently unclear whether Congress will extend these exemptions with respect to taxable years of a fund beginning on or after January 1, 2015, or what the terms of such an extension would be, including whether such extension would have retroactive effect. In the event these exemptions are extended, the Fund has not determined whether it will separately report the portion of its distributions that should be treated as such interest-related or short-term capital gains dividends. Capital gain dividends will generally not be subject to withholding. Foreign persons should refer to the SAI for further information, and should consult their tax advisors as to the tax consequences to them of owning Fund shares.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the past 5 years. Because Institutional Shares of the Fund were not offered prior to the date of this prospectus, financial highlights for the Institutional Share class of the Fund are not available.

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GLOSSARY

•	12b-1 fee: a fee charged by some mutual funds to pay for marketing, advertising and distribution services. Investors pay no 12b-1 fees when investing in an Artisan Partners Fund.

•

Currency hedging: an attempt to reduce the risk of variations in exchange rates when the Fund has a position in securities traded in a foreign currency. The Fund may, if permitted by its investment guidelines, but is not required to, hedge its currency exposure. The Fund might hedge currency risk by contracting to buy or sell foreign currencies in the future at a specified exchange rate.

•

Custodian: a bank, trust company, or other financial institution that keeps custody of a mutual fund’s assets, particularly its portfolio of securities. A custodian provides safekeeping of securities but has no role in portfolio management.

•	Depositary receipt: a negotiable certificate issued by a financial institution representing a specified number of shares in a stock that has a direct listing on another exchange.

•	Developed market: a market in a country other than those listed under “Emerging or less developed market.”

•

Emerging or less developed market: a market in any country other than Canada, Luxembourg, the U.S. and the countries comprising the MSCI EAFE Index (at the date of this statutory prospectus, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom).

•

Financial intermediary: a bank trust department, broker-dealer or other financial services organization through which Fund shares may be purchased and that provides services on behalf of the Fund to its customers who are Fund shareholders.

•

Fund exchange: a purchase in one class of an Artisan Partners Fund and a corresponding sale in the same class in another Artisan Partners Fund or a purchase in one class of an Artisan Partners Fund and a corresponding sale of a different class of the same Artisan Partners Fund. An exchange may have tax consequences for a shareholder.

•	Hedge: an investment made in order to attempt to reduce the impact of price movements.

•	Market capitalization: the aggregate value of all of a company’s outstanding common stock.

•

MSCI ACWI (All Country World Index) Index: an unmanaged, market-weighted index of global developed and emerging markets. The index’s returns include reinvested dividends but, unlike the Fund’s returns, do not reflect the payment of sales commission or other expenses incurred in the purchase or sale of the securities included in the index. MSCI, Inc. is the owner of the trademarks, service marks and copyrights related to the index. An investment cannot be made directly in an index.

•	Omnibus accounts: accounts in which purchases and sales of the Fund’s shares by multiple investors are aggregated by a financial intermediary and presented to the Fund on an aggregate basis.

•

Ordinary operating expenses: all Fund expenses other than taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, if any, and extraordinary charges such as litigation costs.

•	Portfolio turnover: a measure of the trading activity in a Fund’s investment portfolio – how often securities are bought and sold by a Fund.

•	Transfer agent: the organization that prepares and maintains records relating to shareholders’ accounts with the Fund.

For purposes of any electronic version of this statutory prospectus, the universal resource locators (URLs) referenced in this statutory prospectus are not intended to incorporate the contents of any website referenced into this statutory prospectus.

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For more detail on the Fund, you may request the SAI, which is incorporated in this prospectus by reference.

You can find more information about the Fund’s investments in its Investor Shares annual and semiannual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal period.

To view or print the SAI, the annual and semiannual reports to shareholders and other information about Artisan Partners Funds, visit www.artisanpartners.com. Call 800.344.1770 to receive a free copy of those documents or if you have a question or would like to receive other information about Artisan Partners Funds.

HTML and text-only versions of the Fund’s documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.551.8090. In addition, copies may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by e-mail request at publicinfo@sec.gov.

811-8932

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ARTISAN PARTNERS FUNDS, INC.

Artisan Global Equity Fund

Institutional Shares – APHHX

STATEMENT OF ADDITIONAL INFORMATION

September 30, 2015

Artisan Global Equity Fund (the “Fund”) is a series of Artisan Partners Funds, Inc. (“Artisan Partners Funds”). This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Institutional Shares prospectus of the Fund dated September 30, 2015 and any supplement to the prospectus. Because Institutional Shares of the Fund were not offered prior to the date of this SAI, financial statements for that share class are not available.

A copy of the Fund’s Institutional Shares prospectus and the Fund’s Investor Shares annual and semiannual reports to shareholders can be obtained without charge by calling 800.344.1770, by writing to Artisan Partners Funds, P.O. Box 8412, Boston, MA 02266-8412, or by accessing Artisan Partners Funds’ website at www.artisanpartners.com.

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Information about the Fund and Artisan Partners

The Fund is a series of Artisan Partners Funds. Artisan Partners Limited Partnership (“Artisan” or “Artisan Partners”) provides investment advisory services to the Fund.

The discussion below supplements the description in the prospectus of the Fund’s investment objective, policies and restrictions.

Investment Objective and Policies

The investment objective of the Fund may be changed by the board of directors without the approval of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). However, investors in the Fund will receive at least 30 days’ prior written notice of implementation of any change in the Fund’s investment objective.

Investment Techniques and Risks

Foreign Securities

Under normal circumstances, the Fund invests a significant portion of its assets in common stocks and other equity securities both within and outside the U.S.

For the purposes of testing compliance with the Fund’s investment guidelines, Artisan Partners generally considers an issuer to be from a particular country as designated by its securities information vendors. However, Artisan Partners, in its own judgment, may consider an issuer to be from a country other than the country designated by the securities information vendors. In determining the country designations of issuers, Artisan Partners and/or its vendors may use a range of criteria, including the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations, the location of the issuer’s headquarters or other criteria, such as the source of a company’s revenues. Over time, country designations may change. As a result of this classification, the Fund may hold securities of issuers classified as U.S., but which are organized outside the U.S. or, vice versa, the Fund may hold securities of issuers classified as non-U.S., but which are organized in the U.S. and/or trade in the U.S. In addition, the country and regional classifications shown in the Fund’s shareholder reports, financial statements and other reports may differ from the classifications used for purposes of testing compliance with the Fund’s investment guidelines.

Securities of non-U.S. companies include American Depositary Receipts (“ADRs”), New York Shares, European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”), Global Depositary Receipts (“GDRs”), or other securities representing underlying shares of foreign issuers. ADRs, New York Shares, EDRs, CDRs and GDRs are receipts, typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security or pool of securities issued by an issuer and deposited with the depositary. ADRs, EDRs, CDRs and GDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. The Fund may invest in sponsored or unsponsored ADRs, EDRs, CDRs, GDRs, or other forms of depositary receipts, certain of which may include voting rights with respect to the underlying foreign shares, and certain of which may not.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under “Managing Investment Exposure.”)

Investors should understand and consider carefully the risks involved in foreign investing, including the risks of transacting on foreign exchanges or with foreign clearinghouses. Investing in foreign securities, positions that generally are denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, financial reporting, and disclosure standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible imposition of foreign taxes; and sometimes less advantageous or uncertain legal, operational, and financial protections applicable to foreign sub-custodial arrangements and investments through complex structures that may lack transparency, such as variable interest entities.

Although the Fund may try to invest in companies located in countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect international investments.

Income, gain and proceeds from non-U.S. securities held by the Fund could be reduced by taxes withheld from that income, gain or proceeds, or other taxes that may be imposed by the countries in which the Fund invests. The net asset value (the “NAV”) of the Fund also may be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested.

Emerging and Less Developed Markets. Under normal market conditions, the Fund may invest up to 30% of its total assets at market value at the time of purchase in emerging and less developed markets (“emerging markets”) securities.

Artisan Partners considers emerging markets to be those markets in any country other than Canada, Luxembourg, the U.S. and the countries comprising the MSCI EAFE Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong,

Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). Investments in emerging markets’ securities involve special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Costs associated with transactions in emerging markets’ securities typically are higher than costs associated with transactions in U.S. securities. Such transactions also may involve additional costs for the purchase or sale of foreign currency.

Investing in emerging market countries involves substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; and currency blockages or transfer restrictions. The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the U.S. and other developed nations. The limited size of many securities markets in emerging market countries and limited trading volume in issuers compared to the volume in U.S. securities or securities of issuers in other developed countries could cause prices to be erratic for reasons other than factors that affect the quality of the securities. In addition, emerging market countries’ exchanges and broker-dealers may generally be subject to less regulation than their counterparts in developed countries. Brokerage commissions and dealer mark-ups, custodial expenses and other transaction costs are generally higher in emerging market countries than in developed countries, all of which can increase fund operating expenses and/or create a drag on fund performance.

Emerging market countries may have different clearance and settlement procedures than in the U.S., and in certain markets there may be times when settlements fail to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some emerging market countries, which may result in additional costs and delays in trading and settlement. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary or counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser.

The Fund may invest in some emerging markets through trading structures or protocols that subject them to the risks described above (such as risks associated with illiquidity, custodying assets, different settlement and clearance procedures, asserting legal title under a developing legal and regulatory regime and other risks) to a greater degree than in developed markets or even in other emerging markets. For example, the Fund may invest in certain eligible Chinese securities (“China A Shares”) listed and traded on the Shanghai Stock Exchange (“SSE”) through the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program. Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited (“SEHK”), SSE, Hong Kong Securities Clearing Company Limited and China

Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK and SSE that commenced operations in November 2014. Stock Connect is subject to regulations promulgated by regulatory authorities for both SSE and SEHK and further regulations or restrictions, such as trading suspensions, may adversely affect Stock Connect and the value of the China A Shares held by the Fund. There is no guarantee that the systems required to operate Stock Connect will function properly or that both exchanges will continue to support Stock Connect in the future. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to the aggregate volume on Stock Connect, which may restrict or preclude the Fund’s ability to invest in Stock Connect securities. In addition, Stock Connect securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with the program’s rules, which may further subject the Fund to liquidity risk with respect to China A Shares. The Fund may be restricted in its ability to dispose of its China A Shares purchased through Stock Connect in a timely manner. As an example, Stock Connect is generally available only on business days when both the SEHK and SSE are open. When either the SEHK or SSE is closed, the Fund will not be able to trade Stock Connect securities at a time that may otherwise be beneficial to trade. Because of the way in which China A Shares are held in Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE becomes insolvent. The limitations and risks described above with respect to Stock Connect are specific to that program; however, these and other risks may exist to varying degrees in connection with the Fund’s investments through other trading structures, protocols and platforms in other emerging markets.

Certain foreign markets (including certain emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Many emerging markets have experienced substantial rates of inflation for extended periods. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Some of those countries, in recent years, have begun to control inflation through more prudent economic policies.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund’s portfolio. Expropriation, confiscatory taxation, nationalization and political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur. In addition, high levels of national debt tend to make emerging markets heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

Privatizations. Some governments have been engaged in programs of selling part or all of their interests in government owned or controlled enterprises (“Privatizations”). The Fund may invest in Privatizations. In certain countries, the ability of a U.S. entity such as the Fund to participate in Privatizations may be limited by local law, and/or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell their interests in companies currently owned or controlled by them or that Privatization programs will be successful.

Participation Certificates

The Fund may invest up to 10% of its total assets measured at the time of purchase in equity-linked securities (called “participation certificates” in this SAI but may be called different names by issuers). In a typical transaction, the Fund would buy a participation certificate from a bank or broker-dealer (“counterparty”) that would entitle the Fund to a return measured by the change in value of an identified underlying security.1 The purchase price of the participation certificate is based on the market price of the underlying security at the time of purchase converted into U.S. dollars, plus transaction costs. The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. When the participation certificate expires or the Fund exercises the participation certificate and closes its position, the Fund receives a payment that is based upon the then-current value of the underlying security converted into U.S. dollars (less transaction costs).

The price, performance and liquidity of the participation certificate are all linked directly to the underlying security. The Fund’s ability to redeem or exercise a participation certificate generally is dependent on the liquidity in the local trading market for the security underlying the participation certificate. Participation certificates are typically privately placed securities that have not been registered for sale under the Securities Act of 1933, as amended (the “1933 Act”). Pursuant to Rule 144A under the 1933 Act, participation certificates are eligible for purchase or sale to certain qualified institutional buyers.

There are risks associated with participation certificates. A fund that invests in a participation certificate will bear the full counterparty risk with respect to the issuing counterparty. Counterparty risk in this context is the risk that the issuing counterparty will not fulfill its contractual obligation to timely pay the fund the amount owed under the participation certificate. A participation certificate is a general unsecured contractual obligation of the issuing counterparty. A fund has no rights under a participation certificate against the issuer of the securities underlying the participation certificate and so is dependent on the creditworthiness of the counterparty. A fund attempts to mitigate that risk by purchasing only from issuers with investment grade credit ratings. Participation certificates also may have a longer settlement period than the underlying shares and during that time a fund’s assets could not be deployed elsewhere. The issuers of participation certificates may be deemed to be broker-dealers or engaged in the business of underwriting as defined in the 1940 Act. As a result, the Fund’s investment in participation certificates issued by a particular institution may be limited by certain investment restrictions contained in the 1940 Act.

[1]	The Fund may also invest in a participation certificate in which a basket of equity securities serves as the underlying reference security for determining the value of the participation certificate.

For the purposes of determining compliance with the Fund’s limitations on investing in certain markets, regions, securities or industries, the Fund looks through the participation certificate to the issuer of the underlying security. The Fund will consider the country classification of the issuer of the security underlying the participation certificate for the purpose of testing compliance with its investment restrictions.

Real Estate Investment Trusts (“REITs”)

The Fund may invest in REITs. REITs are trusts that invest primarily in commercial real estate and/or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. By investing in REITs indirectly through the Fund, shareholders will bear not only their proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with a REIT’s direct investment in real property and real estate-related loans. A REIT that invests in real estate-related loans may be affected by the quality of the credit extended, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties, interest rate risk, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include any corporate debt security or preferred stock that may be converted into, or carries the right to purchase, underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security generally is less than would be the case if the security were a non-convertible obligation.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield). The estimated price at which a convertible security would be valued by the marketplace if it had no conversion feature is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

If, because of a low price of the common stock, a convertible security’s conversion value is substantially below its investment value, the convertible security’s price is governed principally by its investment value. If a convertible security’s conversion value increases to a point that approximates or exceeds its investment value, the convertible security’s value will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company’s capital structure and, therefore, generally entail less risk than the company’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.

In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock.

Preferred Stock

The Fund may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company. Preferred stocks may pay fixed or adjustable rates of return, and may be convertible into, or carry the right to purchase, the company’s common stock.

The value of a company’s preferred stock (like its common stock) may fall as a result of factors relating directly to that company’s products or services or due to factors affecting companies in the same industry or in a number of different industries. The value of preferred stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the preferred stock usually will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Because the claim on an issuer’s earnings represented by preferred stocks may become disproportionately large when interest rates fall below the rate payable on the securities or for other reasons, the issuer may redeem preferred stocks, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend-paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.

Common Stock Warrants and Rights

The Fund may invest in common stock warrants and rights and may acquire, receive and retain common stock warrants and rights that are attached to securities held by the Fund. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances. Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

Investment Companies

The Fund may, from time to time, invest in other investment companies, including money market funds, other open-end funds, closed-end funds and exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder.

The 1940 Act generally requires that the Fund limit its investments in securities of other investment companies, including most ETFs, or series thereof so that, as determined at the time a securities purchase is made, (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by the Fund or by companies controlled by the Fund. These limitations, however, are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. The Fund may invest in ETFs, which are investment companies that are generally registered under the 1940 Act. ETFs are ownership interests in publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indices or companies in related industries. The shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at their current market prices, which may be more or less than their net asset values.

Investing in other investment companies, including ETFs, may result in higher fees and expenses for the Fund and its shareholders. As a shareholder of another investment company, the Fund would bear, along with other shareholders, a pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Investment companies, including ETFs, generally are subject to the same risks as the underlying securities in which the investment company invests. For example, an ETF that tracks an index will subject the Fund to risks of the specific sector or industry to which the ETF relates. Investment companies that trade on exchanges, including ETFs, also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities in which the investment companies invest and the risk of possible trading halts due to market conditions or for other reasons.

Managing Investment Exposure

The Fund may (but is not obligated to) use various techniques, such as derivatives, to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of their portfolios. These techniques include buying and selling options, futures contracts or options on futures contracts, or entering into currency exchange contracts.

Artisan Partners may use these techniques to adjust the risk and return characteristics of the Fund’s portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well the Fund’s investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The Fund may use these techniques for hedging, risk management or portfolio management purposes and not for speculation.

Derivatives can be highly complex and may perform in ways unanticipated by Artisan Partners. When the Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, the Fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely with that of the underlying investment. It is possible that, when the Fund uses a derivative for hedging purposes, the derivative will not in fact provide the anticipated protection, and the Fund could lose money on both the derivative transaction and the exposure the Fund sought to hedge. Because most derivatives involve contractual arrangements with a counterparty, no assurance can be given that a particular type of derivative contract can be completed or terminated when desired by the Fund. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Certain derivatives may create a risk of loss greater than the amount invested.

Derivatives may be highly volatile and the Fund’s use of derivatives may cause its portfolio to be leveraged. Leverage increases the Fund’s portfolio losses when the value of its investments declines. Since many derivatives involve leverage, adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

In addition to the risks of an adverse change in the value of the underlying asset, the Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Use of derivatives may increase the amount and affect the timing and character of taxes payable by Fund shareholders.

Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers, are not exchange traded, and usually are for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities or income receivables. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the

Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the portfolio of the Fund. The Fund may not engage in speculative currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Options on Securities and Indices. The Fund may purchase and write (sell) put options and call options on securities, indices or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities. The Fund may also purchase and write (sell) over-the-counter (“OTC”) put options and call options.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.) In contrast to exchange-traded options, OTC options are two-party contracts with negotiated exercise prices and expiration dates.

The Fund will write call options and put options only if they are “covered.” For example, in the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian or are otherwise segregated or earmarked in amounts deemed to be sufficient) upon conversion or exchange of other securities held in its portfolio.

If an option written by the Fund expires, the Fund realizes a gain for tax purposes equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

Risks Associated with Options on Securities and Indices. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Risks Associated with OTC Options. OTC options are contracts between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, if the Fund purchases an OTC option and the option is exercised, there is a risk that the counterparty will fail to perform, which could result in the loss of any premium paid by the Fund and the loss of any anticipated benefit from the transaction. Under certain circumstances, OTC options also may be considered illiquid and thus subject to the Fund’s restriction on investing in illiquid securities.

Futures Contracts and Options on Futures Contracts. The Fund may buy and sell futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. The Fund also may purchase and write call and put options on futures contracts. Options on futures contracts give the holder the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Options on futures contracts possess many of the same characteristics as options on securities, indices and foreign currencies, as previously discussed.

The Fund may use futures contracts and options on futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the U.S. Commodity Futures Trading Commission (“CFTC”) so long as, to the extent that such transactions are not for “bona fide hedging purposes,” the aggregate initial margin and premiums required to establish such positions (excluding the amount by which such options are in-the-money2) do not exceed 5% of the Fund’s net assets.

To avoid leveraging and related risks, when the Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to

[2]	A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

There are risks associated with futures contracts and options on futures contracts including the success of such an investment strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; there may not be a liquid secondary market for a futures contract or futures option; trading restrictions or limitations may be imposed by an exchange; and government regulations may restrict trading in futures contracts and futures options.

Risks Related to the Fund’s Clearing Broker and Central Clearing Counterparty. To the extent it uses futures contracts, the Fund will be required to deposit margin and other assets with its futures clearing brokers. There is a risk that assets deposited by the Fund with any futures clearing broker as margin for futures contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing broker. In addition, the assets of the Fund might not be fully protected in the event of the clearing broker’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for the relevant account class. Similarly, all customer funds held at a clearing organization in connection with any futures contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. With respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default of the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, the Fund may not be able to recover the full amount of assets deposited by the clearing broker on behalf of the Fund with the clearing organization.

CPO Exclusion. The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. Accordingly, neither the Fund nor Artisan Partners (with respect to Artisan Partners Funds) is subject to registration or regulation as a “commodity pool operator” under the CEA. The Fund’s ability to invest in certain financial instruments regulated under the CEA (“commodity interests”) (including, but not limited to, futures on broad-based securities indices and interest rates) is limited by Artisan Partners’ intention to operate the Fund in a manner that would permit Artisan Partners to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event that Artisan Partners becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to the Fund, the Fund’s expenses may increase, adversely affecting the Fund’s total return.

Private Placements and Rule 144A Securities

The Fund may invest in private placement and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws). Rule 144A permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act, including participation certificates. The Fund may purchase securities that are privately placed in the United States. Most of the securities purchased by the Fund in a private placement are then typically freely tradeable outside the U.S. either on a non-U.S. securities exchange or over-the-counter. Participation certificates typically are as tradeable as their underlying securities.

Artisan Partners, under the supervision of the board of directors of Artisan Partners Funds, may consider whether Rule 144A securities are illiquid and thus subject to the Fund’s limitations on investing in illiquid securities. In making a determination of whether a Rule 144A security is liquid or not, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider (1) the frequency of trades and quotes for the specific security, (2) the number of dealers willing to purchase or sell such security and the number of other potential purchasers, (3) any dealer undertaking to make a market in such security, (4) the nature of such security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transferring such securities), (5) whether the security trades freely in a non-U.S. market or markets, and (6) other factors, if any, which Artisan Partners deems relevant to determining the existence of a trading market for such security. The liquidity of Rule 144A securities that have been determined to be liquid would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, the Fund’s holdings of illiquid securities would be reviewed to determine what steps, if any, are required to assure that the Fund does not invest more than 10% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if such securities are not freely tradeable outside the U.S. or qualified institutional buyers are unwilling to purchase such securities. The potential lack of liquidity for these securities may make it more difficult for Artisan Partners to accurately value these securities.

Lending of Portfolio Securities

Although the Fund does not currently lend its portfolio securities to broker-dealers and banks, subject to restriction (4) under “Investment Restrictions” in this SAI, the Fund may do so. Any loan of portfolio securities must be continuously secured by collateral in cash or cash equivalents maintained on a current basis with the Fund’s custodian in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners’ judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund will not lend portfolio securities having an aggregate value of more than 5% of the Fund’s assets at the time of initiation of any loan.

Cash and Repurchase Agreements

The Fund generally tries to maintain a cash position of no more than 10% of its total assets. However, cash flows from shareholder purchases and sales of Fund shares and from Fund purchases and sales of portfolio securities can cause the Fund’s cash to vary significantly from time to time. As a result, the Fund may at times hold more than 10% of its total assets in cash. The Fund typically invests its available cash in repurchase agreements when repurchase agreements are available for investment. In addition, the Fund may invest its available cash in shares of U.S. dollar denominated money market funds.

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimal credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies, and other relevant factors.

The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund currently does not intend to have commitments to purchase when-issued securities in excess of 5% of its total assets.

The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to the Fund’s fundamental limitation on borrowing.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may give rise to a form of leverage and increase the Fund’s overall investment exposure, resulting in increased volatility of the Fund’s NAV.

U.S. Government Securities

The Fund may invest in U.S. Government Securities. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Short Sales

The Fund may make short sales “against the box.” In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale “against the box” involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale “against the box” enables the Fund to obtain the current market price of a security that it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales “against the box” in excess of 5% of its total assets.

Line of Credit

Artisan Partners Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis for extraordinary or emergency purposes, including without limitation to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Fund would be subject to restriction (5) under “Investment Restrictions” in this SAI.

Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as Artisan Partners Funds and the Fund’s service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its adviser, custodians, transfer agent, and/or other third party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cyber security risk management in order to guard against any cyber incidents in the future. While the Fund and its service providers may have established business continuity plans and systems designed to guard against such cyber-attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Portfolio Turnover

Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held and the Fund may have short-term capital gains and losses. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund’s flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. For the fiscal years ended September 30, 2014 and September 30, 2013, the Fund’s portfolio turnover rates were 89.24% and 126.40%, respectively.

Future turnover rates for the Fund may vary significantly from year to year. A high rate of portfolio turnover results in increased transaction costs, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for U.S. federal income tax purposes. See “Dividends, Capital Gains & Taxes” in the prospectus, and “Additional Federal Income Tax Information” in this SAI.

Investment Restrictions

Fundamental Restrictions

Artisan Partners Funds has adopted investment restrictions (which may not be changed without the approval of the lesser of (i) 67% of the Fund’s shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of the Fund’s outstanding shares) under which the Fund may not:

(1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2) purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, including securities of real estate investment trusts, and may purchase securities that are secured by interests in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

(3) purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, swap contracts subject to the regulation by the CFTC, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, repurchase agreements and other derivative instruments entered into in accordance with the Fund’s investment policies;

(4) make loans, except that the Fund may (a) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (b) enter into repurchase agreements and (c) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities;

(5) borrow money except under the following circumstances: (a) the Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (b) the Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (c) the Fund may enter into transactions that are technically borrowings under the Investment Company Act of 1940, as amended, because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (a) above, so long as and to the extent that the Fund earmarks and maintains liquid securities equal in value to its obligations in respect of these transactions;

(6) invest more than 25% of its total assets (taken at market value at the time of a particular purchase) in the securities of one or more issuers in any particular industry (excluding the U.S. Government or its agencies or instrumentalities);

(7) issue any class of securities that is senior to the Fund’s shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law; or

(8) with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value at the time of a particular purchase to be invested in the securities of such issuer; or (b) such purchase would result in more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of such issuer being held by the Fund.

The Fund’s investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days prior to any change in the Fund’s investment objective.

For purposes of investment restriction (5) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

Non-Fundamental Restrictions

The Fund is also subject to non-fundamental restrictions and policies (which may be changed by the board of directors), under which the Fund may not:

(a) invest in companies for the purpose of exercising control or management;

(b) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund’s total assets (valued at time of purchase) in the case of any one other investment company and 10% of total assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker’s commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;

(c) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are “when issued” or “when distributed” securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

(d) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(e) under normal circumstances, invest less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities or instruments that have similar economic characteristics. The Fund will notify its shareholders at least 60 days prior to any change in this policy.

These investment restrictions only apply at the time of an investment. Accordingly, any subsequent increase or decrease in the percentage of the Fund’s holdings as a result of a change in market conditions, the amount of the Fund’s total or net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s investment restrictions.

Organization

The Fund is a series of Artisan Partners Funds, Inc., an open-end management investment company that was incorporated under Wisconsin law on January 5, 1995.

The Fund offers two classes of shares: Investor Shares and Institutional Shares. The Fund’s Investor Shares are offered through a separate prospectus and Statement of Additional Information. As described more fully in the Fund’s Institutional Shares prospectus, Institutional Shares of the Fund are designed for certain employee benefit plans as well as institutional and other investors with a minimum initial investment of $1 million. The classes of the Fund pay pro rata the costs of management of the Fund’s portfolio, including the advisory fee. Each class of the Fund bears the cost of its own transfer agency and shareholder servicing arrangements, which may result in differing expenses by class. Because of the different expenses, the Institutional Shares of the Fund generally may have a lower expense ratio and correspondingly higher total return than the Investor Shares of the Fund.

The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances, such as if an annual meeting is not required by the 1940 Act (the federal securities law that governs the regulation of investment companies). Artisan Partners Funds has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors or any other action requiring shareholder approval is not required to be acted upon by shareholders. Artisan Partners Funds believes that not holding shareholder meetings except as otherwise required reduces the Fund’s expenses and enhances shareholder returns.

The Fund may hold special meetings of shareholders to elect or remove directors, change fundamental policies, approve a management contract, or for other purposes. The Fund will distribute proxy materials in advance, including information about the proposals to be voted on and instructions on how to vote. You are entitled to one vote, or fraction thereof, for each share of the Fund, or fraction thereof, that you own. With respect to any matter that affects only one or more classes, only the shares of the affected classes are entitled to vote. Shareholders not attending these meetings are encouraged to vote by proxy.

All shares participate equally in dividends and other distributions declared by the board of directors with respect to the applicable class of shares, and all shares of a class have pro rata rights to the residual assets of the respective class in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights.

Artisan Partners Funds is governed by a board of directors that is responsible for protecting the interests of the Fund’s shareholders. The directors are experienced executives and professionals who meet at regular intervals to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. A majority of directors are not otherwise affiliated with Artisan Partners Funds or Artisan Partners.

Directors and Officers

The board of directors has overall responsibility for the conduct of the affairs of Artisan Partners Funds. The chairman of the board is an independent director.3 Each director serves an indefinite term of unlimited duration until the next meeting of shareholders at which the directors are elected and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. Artisan Partners Funds’ bylaws provide that each director must retire by the end of the calendar year in which he or she attains the age of 75. The board of directors may fill any vacancy on the board provided that, after such appointment, at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of Artisan Partners Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors’ role is one of oversight, rather than active management. This oversight extends to Artisan Partners Funds’ risk management processes. Those processes are embedded in the responsibilities of officers of Artisan Partners Funds. Senior officers of Artisan Partners Funds, including the president, chief financial officer, general counsel, and chief compliance officer, report directly to the full board on a variety of matters at regular meetings of the board of directors. The chief financial officer also reports regularly to Artisan Partners Funds’ audit committee, which is comprised of all of Artisan Partners Funds’ independent directors.

The board’s leadership structure features independent directors serving as board chairman and chairmen of the audit and governance and nominating committees. This structure is reviewed by the board regularly and the board believes it to be appropriate and effective. All independent directors are currently members of the audit and governance and nominating committees. Inclusion of independent directors in the audit and governance and nominating committees allows all such directors to participate in the full range of the board’s oversight duties, including oversight of risk management processes.

The board of directors elects the officers of Artisan Partners Funds, provided that the chief compliance officer must be approved by a majority of the independent directors. Each officer holds office for one year and until the election and qualification of his or her successor, or

[3]	Directors who are not “interested” as defined by the 1940 Act are deemed to be “independent directors.”

until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer, with or without cause, at any time, provided that a majority of the independent directors must approve the removal of the chief compliance officer.

The names and ages of the directors and officers, the date each first was elected to office, their principal business occupations and other directorships they have held during the last five years in any publicly-traded company or any registered investment company are shown below. There are 15 series of Artisan Partners Funds, all of which are overseen by the board of directors and officers of Artisan Partners Funds.

Name and Age at January 1, 2015	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held	Experience, Qualifications, Attributes, Skills for Board Membership
Directors who are not “interested persons” of Artisan Partners Funds:
David A. Erne, 71	Director	3/27/95	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	Former Trustee, Northwestern Mutual Life Insurance Company (individual life insurance, disability insurance and annuity company).	Significant board experience; legal training and practice.
Gail L. Hanson, 59	Director	1/1/12	Chief Financial Officer, Aurora Health Care (not for profit health care provider); from September 2004 to February 2011, Deputy Executive Director, State of Wisconsin Investment Board.	Director, Northwestern Mutual Series Fund, Inc. (investment company) (27 portfolios).

Significant executive experience including service as chief financial officer and service as deputy executive director of a state investment board; certified financial analyst and certified public accountant; audit committee financial expert.

Name and Age at January 1, 2015	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held	Experience, Qualifications, Attributes, Skills for Board Membership
Thomas R. Hefty, 67	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 1/1/15	Retired; from January 2007 to February 2008, President, Kern Family Foundation (private, grant-making organization); until December 2006, of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2006, Adjunct Professor, Department of Business and Economics, Ripon College; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.	Significant board experience; significant executive experience including past service as the chief executive officer of a public company; legal training and practice; audit committee financial expert.

Name and Age at January 1, 2015	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held	Experience, Qualifications, Attributes, Skills for Board Membership
Peter M. Lebovitz, 59	Director	7/1/14	Managing Partner, Harkness Partners, LLC (provider of strategic consulting to investment management firms) (since 2010); Director, Hoffberger Holdings, Inc. (private investment holding company) (since 2014); Advisory Board Member, 361 Capital, LLC (investment firm) (since 2014); Advisor and Consultant, KRC Inc. (private fund) (since 2008); until 2014, Strategic Consultant, The OFI SteelPath Funds (investment company); Advisory Board Member, Cantilever Capital (investment firm) (since 2009); until 2014, Director and Consultant, Crosswind Investments, LLC (investment management firm).	Independent Chair of the Board and Independent Trustee, ALTFMX Trust (investment company) (2 portfolios); former Director, The SteelPath MLP Funds Trust (investment company); former Trustee, The Managers Funds and Managers AMG Funds (investment companies).	Significant board experience; significant executive experience including past service as chief executive officer of a management investment company; audit committee financial expert.
Patrick S. Pittard, 69	Director	8/9/01

Distinguished Executive in Residence (teaching position), University of Georgia; until December 2012, Chairman and Chief Executive Officer, ACT Bridge, Inc. (enterprise talent management firm); until October 2001, Chairman of the Board, President and Chief Executive Officer of Heidrick & Struggles International, Inc. (executive search firm).

				Director, Lincoln National Corporation (insurance and investment management company).	Significant board experience; significant executive experience including past service as chief executive officer of a public company.

Name and Age at January 1, 2015	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held	Experience, Qualifications, Attributes, Skills for Board Membership
R. Scott Trumbull, 66	Director	11/13/12	Until 2015, Chairman and Director, Franklin Electric Co., Inc. (manufacturer of water and fuel pumping systems); until 2014, Chief Executive Officer, Franklin Electric Co., Inc.	Director, Health Care REIT (investor in health care real estate); Director, Columbus McKinnon Corporation (designer, manufacturer and marketer of material handling products).	Significant board experience; significant executive experience including service as chief executive officer of a public company and service as non-executive chairman of a privately held company; audit committee financial expert.
Director who is an “interested person” of Artisan Partners Funds and Officers:
Eric R. Colson, 45*	Director, President and Chief Executive Officer	President and Chief Executive Officer since 2/9/10; Director since 11/12/13

President, Chief Executive Officer and Director of Artisan Partners Asset Management Inc. (since March 2013) and Chairman (since August 2015); Managing Director, Chief Executive Officer (since January 2010) and President (since April 2013) of Artisan Partners; President and Chief Executive Officer of Artisan Investments GP LLC (since January 2010); President and Chief Executive Officer of Artisan Partners Holdings LP (since March 2013); prior thereto, Managing Director and Chief Operating Officer - Investment Operations of Artisan Partners.

None.

Significant executive experience; continuing service as President, Chief Executive Officer and Managing Director of Artisan Partners; continuing service as President and Chief Executive Officer of Artisan Partners Holdings LP.

*	Mr. Colson is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is President and Chief Executive Officer of Artisan Partners Funds and holds various positions with Artisan Partners and its affiliates.

Name and Age at January 1, 2015	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Gregory K. Ramirez, 44	Chief Financial Officer, Vice President and Treasurer	2/8/11

Managing Director and since April 2013 Vice President and Assistant Treasurer of Artisan Partners; Senior Vice President (since October 2013) of Artisan Partners Asset Management Inc.; Vice President, Treasurer and Chief Financial Officer of Artisan Partners Distributors LLC since July 2012; prior thereto, Assistant Treasurer of Artisan Partners Distributors LLC; until February 2011, Assistant Secretary and Assistant Treasurer of Artisan Partners Funds.

None.

Sarah A. Johnson, 42	General Counsel, Vice President and Secretary	2/8/11

Managing Director (since March 2010), Vice President (since April 2013), Secretary (since October 2013), Chief Compliance Officer (January 2012-September 2013) and General Counsel (since October 2013) of Artisan Partners; prior thereto, Associate Counsel of Artisan Partners; Executive Vice President, Chief Legal Officer and Secretary (since October 2013) of Artisan Partners Asset Management Inc.; Vice President and Secretary of Artisan Partners Distributors LLC; until February 2011, Assistant Secretary of Artisan Partners Funds.

None.

Brooke J. Billick, 61	Chief Compliance Officer	8/19/04

Chief Compliance Officer - U.S. Mutual Funds and Associate Counsel of Artisan Partners; Chief Compliance Officer of Artisan Partners Distributors LLC; until January 2012, Chief Compliance Officer of Artisan Partners.

None.

Laura E. Simpson, 39*	Vice President and Assistant Secretary	2/10/15	Deputy General Counsel (since January 2015) of Artisan Partners; prior thereto, Associate Counsel; until March 2011, Counsel, Invesco Ltd.	None.

Shannon K. Jagodinski, 37	Vice President and Assistant Treasurer	Vice President since 2/10/15; Assistant Treasurer since 2/14/12	Senior Manager of Investment Accounting of Artisan Partners.	None.

*	The information for Ms. Simpson is as of February 10, 2015, the date she was appointed an officer of Artisan Partners Funds.

The business address of the officers and director affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The address of the other directors is: c/o Artisan Partners Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The board of directors has an audit committee and a governance and nominating committee. In addition, the board of directors has appointed a valuation committee. The following table identifies the members of those committees, the number of meetings of each committee held during the fiscal year ended September 30, 2014, and the function of each committee:

Committee	Members of Committee	Number of Meetings	Principal Functions of Committee

Audit Committee	David A. Erne Gail L. Hanson* Thomas R. Hefty Peter M. Lebovitz** Patrick S. Pittard R. Scott Trumbull	4

The audit committee selects the independent auditors; meets with the independent auditors and management to review the scope and the results of the audits of Artisan Partners Funds’ financial statements; confirms the independence of the independent auditors; reviews with the independent auditors and management the effectiveness and adequacy of Artisan Partners Funds’ internal controls; pre-approves the audit and certain non-audit services provided by the independent auditors; receives regular reports from Artisan Partners Funds’ chief compliance officer regarding the operation of Artisan Partners Funds’ compliance program and procedures and related matters; and reviews legal and regulatory matters.

Governance and Nominating Committee	David A. Erne Gail L. Hanson Thomas R. Hefty Peter M. Lebovitz** Patrick S. Pittard R. Scott Trumbull*	4

The governance and nominating committee makes recommendations to the board regarding board committees and committee assignments, the composition of the board, candidates for election as non-interested directors, executive officers of Artisan Partners Funds, compensation of directors who are not affiliated persons of Artisan Partners and proposed changes to Artisan Partners Funds’ governing documents, and oversees the process for evaluating the functioning of the board. Pursuant to procedures and policies adopted under its charter, the governance and nominating committee will consider shareholder recommendations regarding candidates for election as directors.

Valuation Committee	James S. Hamman, Jr. Shannon K. Jagodinski Sarah A. Johnson Gregory K. Ramirez Laura E. Simpson	209‡

The valuation committee is responsible for determining, in accordance with Artisan Partners Funds’ valuation procedures, a fair value for any portfolio security for which no reliable market quotations are available or for which the valuation procedures do not produce a fair value.

*	Chairperson of the committee.

**	Because Mr. Lebovitz became a director of Artisan Partners Funds effective July 1, 2014 and was appointed as a member of each of the audit committee and the governance and nominating committee effective November 11, 2014, he participated as a member of the audit committee and governance and nominating committee on and after November 11, 2014.

‡	The number shown represents the number of valuation actions taken by the committee, not the number of times the committee met.

Shareholders wishing to recommend a candidate for election to the board may do so by: (a) mailing the recommendation in writing to the attention of the secretary of Artisan Partners Funds at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202; and (b) including in the recommendation: (i) the class or series and number of all shares of any Artisan Partners Fund owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially; (ii) a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other public companies, identifying any other registered investment companies), current employment, date of birth, business and residence addresses, and the names and addresses of at least three professional references; (iii) information as to whether the candidate is or may be an “interested person” (as such term is defined in the 1940 Act) of Artisan Partners Funds, Artisan Partners or Artisan Partners Distributors LLC (“Distributors”), and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for Artisan Partners Funds to make such determination; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as a director of Artisan Partners Funds, if elected; (v) a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made, and if none, a statement to that effect; (vi) the class or series and number of all shares of each Artisan Partners Fund owned of record or beneficially by the candidate, as reported by the candidate; and (vii) any other information that would be helpful to the committee in evaluating the candidate. The committee also may require the nominating shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information submitted in the recommendation or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a director of Artisan Partners Funds, and if the nominating shareholder fails to provide such other information in writing within seven days of receipt of a written request from the committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the committee will not be required to consider such candidate. The committee will consider only those shareholder recommendations that follow the procedures outlined above. Recommendations for candidates as directors of Artisan Partners Funds will be evaluated, among other things, in light of whether the number of directors is expected to change and whether the directors expect any vacancies. The committee need not consider any shareholder recommendation received fewer than 90 days before the date of an anticipated nomination. When the committee is not actively recruiting new directors, shareholder recommendations will be kept on file for two years after receipt of the shareholder recommendation. A shareholder recommendation considered by the committee in connection with the committee’s nomination of any candidate(s) for appointment or election as an independent director need not be considered again by the committee in connection with any subsequent nomination(s).

As of the date of this SAI, the compensation paid to the directors of Artisan Partners Funds who are not affiliated persons of Artisan Partners for their services as such is based on an annual fee of $270,000, payable quarterly, subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Partners Funds. Effective July 1, 2015, the amount of the annual retainer increased by $10,000 to $270,000 due to the commencement of operations of Artisan Developing World Fund. In addition, the independent chair of the board of directors receives an additional $60,000 annually, payable quarterly, the chair of the audit committee receives an additional $45,000 annually, payable quarterly and the chair of the governance and nominating committee receives an additional $30,000 annually, payable quarterly. (Prior to January 1, 2014, each director who was not an affiliated person of Artisan Partners received an annual retainer of $210,000 and the audit committee chair received an additional $30,000 annually.) If more than five in-person meetings are held in a calendar year, the board of directors may, at its discretion, pay each director an additional meeting attendance fee. Otherwise, no per meeting fees are paid.

Compensation is paid only to directors who are not affiliated persons of Artisan Partners and is allocated among the series of Artisan Partners Funds in accordance with a procedure determined from time to time by the board. Artisan Partners Funds has no retirement or pension plan.

Artisan Partners Funds has a deferred compensation plan (the “Plan”) that permits any director who is not an affiliated person of Artisan Partners to elect to defer receipt of all or a portion of his or her Compensation (as defined under the Plan) as a director for two or more years. The deferred compensation of a participating director is credited to a book entry account of Artisan Partners Funds on the date that such Compensation otherwise would have been paid to the director. The value of the director’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more series of Artisan Partners Funds as designated by the participating director. At the time of making a deferral election, the director may elect to receive distributions from his or her deferral account in a lump sum or over a period of five years, which distributions must commence, at the latest, within 90 days of when the director ceases to be a member of the board of directors. Any obligation of an Artisan Partners Fund to make distributions under the Plan is a general obligation of that fund. No Artisan Partners Fund will be liable for any other Artisan Partners Fund’s obligations to make distributions under the Plan.

The following table sets forth the aggregate compensation paid by the Fund and the total compensation paid by the Artisan Partners Funds complex to each director.

Name of Director	Compensation from the Fund[1]	Total Compensation from the Artisan Partners Funds Complex Paid to Directors[2]
Eric R. Colson[3]	$ 0	$ 0
David A. Erne	$1,321	$305,923
Gail L. Hanson	$1,060	$246,077
Thomas R. Hefty	$1,237	$287,378
Peter M. Lebovitz[4]	$248	$65,923
Patrick S. Pittard	$1,191	$275,923
R. Scott Trumbull	$1,060	$246,026

[1]	The compensation presented in this column is the amount paid by the Fund for the fiscal year ended September 30, 2014.

[2]	The compensation presented in this column is an aggregate of (i) the compensation paid by the Fund, Artisan Emerging Markets Fund, Artisan Global Opportunities Fund, Artisan Global Small Cap Fund, Artisan Global Value Fund, Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund, Artisan Small Cap Value Fund and Artisan Value Fund for the fiscal year ended September 30, 2014, (ii) an estimate of the compensation to be paid for the fiscal year ending September 30, 2015 for Artisan High Income Fund, which commenced operations in March 2014 and (iii) an estimate of the compensation to be paid for the fiscal year ending September 30, 2016 for Artisan Developing World Fund, which commenced operations in June 2015.

[3]	Mr. Colson was elected by shareholders to the board of directors of Artisan Partners Funds effective November 12, 2013. As an affiliated person of Artisan Partners, he does not receive any compensation from the Artisan Partners Funds complex.

[4]	Because Mr. Lebovitz became a director of Artisan Partners Funds effective July 1, 2014, he received only partial compensation from Artisan Partners Funds complex for the fiscal year ended September 30, 2014.

As of September 15, 2015, the officers and directors of Artisan Partners Funds as a group owned “beneficially” (within the meaning of that term as defined in Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”)) less than 1% of the outstanding Investor Shares of the Fund.

The Fund had not yet publicly offered any Institutional Shares for sale prior to the date of this SAI. Accordingly, no officer or director of Artisan Partners Funds owned “beneficially” (within the meaning of that term as defined in Rule 16a-1(a)(2) under the 1934 Act) Institutional Shares of the Fund as of the date of this SAI.

The following table illustrates the dollar range of shares of the Fund owned “beneficially” by each director as of December 31, 2014. The dollar range for the securities represented in the table was determined using the NAV of a share of each Artisan Partners Fund as of the close of business on December 31, 2014.

Fund	Directors who are not interested persons of Artisan Partners Funds						Director who is an “interested person” of Artisan Partners Funds
	David A. Erne	Gail L. Hanson	Thomas R. Hefty	Peter M. Lebovitz[1]	Patrick S. Pittard	R. Scott Trumbull	Eric R. Colson
Global Equity Fund	None	$50,001- $100,000	None	None	None	None	Over $100,000
Aggregate Artisan Partners Funds Complex	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

[1]	Mr. Lebovitz became a director of Artisan Partners Funds effective July 1, 2014.

No independent director of Artisan Partners Funds owns beneficially or of record any security of Artisan Partners or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Artisan Partners.

Portfolio Managers

Mark L. Yockey, Charles-Henri Hamker and Andrew J. Euretig are portfolio managers for the Fund. The portfolio managers also have responsibility for the day-to-day management of accounts other than the Fund, which may include separate accounts offered by Artisan Partners, other series of Artisan Partners Funds and unregistered funds. Portfolio managers may provide services to other accounts that are managed in investment strategies that differ from that of the Fund. Fees earned by Artisan Partners may vary among these accounts and the portfolio managers may personally invest in some but not all of those accounts. Information regarding those other accounts is set forth in the table below.4

[4]	Each portfolio manager may invest for his or her own benefit in securities held in brokerage and mutual fund accounts. The information shown in the tables does not include information about those accounts where the portfolio manager or members of his or her family have a beneficial or pecuniary interest because no advisory relationship exists with Artisan Partners or any of its affiliates.

Number of Other Accounts Managed and Assets by Account Type as of September 30, 2014
Portfolio Manager	Registered Investment Companies (other than the Fund)	Other Pooled Investment Vehicles	Other Accounts
Andrew J. Euretig	Accounts: 6 Assets: $1,801,645,743	Accounts: 5 Assets: $889,651,697	Accounts: 28 Assets: $8,234,564,217
Charles-Henri Hamker	Accounts: 6 Assets: $1,801,645,743	Accounts: 6 Assets: $956,214,154	Accounts: 31 Assets: $8,482,215,733
Mark L. Yockey	Accounts: 6 Assets: $1,801,645,743	Accounts: 6 Assets: $956,214,154	Accounts: 31 Assets: $8,482,215,733

The advisory fees received by Artisan Partners in connection with the management of the Fund and the accounts identified in the table above are not based on the performance of the Fund. As of September 30, 2014, Artisan Partners received a performance-based fee for its management of one separate account in its global equity strategy. As of September 30, 2014, that account had $278,190,213 in total assets.

Artisan Partners’ portfolio managers are compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to Artisan Partners’ fee revenues generated by all accounts included within the manager’s investment strategies, including the Fund. Portfolio managers are not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because Artisan Partners believes this method aligns portfolio managers’ interests more closely with the long-term interests of clients and Fund shareholders. Artisan Partners’ portfolio managers also participate in group life, health, medical reimbursement, and retirement plans that are generally available to all of Artisan Partners’ salaried associates. All of Artisan Partners’ portfolio managers have, or are expected to have over a reasonable time, equity interests in the firm.

At September 30, 2014, each portfolio manager beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the Fund having values within the indicated dollar ranges.

Portfolio Manager	Ownership
Andrew J. Euretig	$50,001 - $100,000
Charles-Henri Hamker	None
Mark L. Yockey	Over $1,000,000

Potential Conflicts of Interest

There are a number of ways in which the interests of Artisan Partners, the Fund’s portfolio managers and its other personnel might conflict with the interests of the Fund and its shareholders, including:

Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within each strategy, including the Fund’s accounts, are managed similarly, substantially all of the research and portfolio management activities conducted by the investment teams benefit all clients within the particular strategy. Artisan Partners’ administrative and operational personnel divide their time among services to Artisan Partners Funds and other client accounts. Although at certain times these employees, and other Artisan Partners employees and senior management, devote a significant amount of time to servicing other client accounts, in general, Artisan Partners performs significant duties for Artisan Partners Funds that it does not perform for other clients. As a result, there are several employees who devote all or substantially all of their time to Artisan Partners Funds and there are times when very significant portions of the time of senior management is devoted to Artisan Partners Funds.

Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy, including the Artisan Partners Fund in that strategy, may invest in a security issued by a company, or an affiliate of a company, that is also a client of or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy may invest in a security issued by a company, a director or officer of which is also a director of Artisan Partners Funds. Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

With prior written approval, Artisan Partners may allow its personnel to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material non-public information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Fund if the staff member were not a director.

Management Services Provided to or Business Relationships with Artisan Partners Funds’ Service Providers. Artisan Partners may provide separate account management services to or have other business relationships with entities that are, or affiliates of which are, service providers to Artisan Partners Funds. In every case, the compensation paid by Artisan Partners Funds or Artisan Partners for services received is the same as or consistent with the compensation paid to comparable service providers that have no relationship with Artisan

Partners or its affiliates. Also, the compensation received by Artisan Partners for its advisory services from clients that have no relationship with Artisan Partners Funds is the same or consistent with fees received by Artisan Partners from clients that have a relationship with Artisan Partners Funds.

Side-by-Side Management. Potential conflicts of interest may arise in the management of multiple investment strategies by a single investment team. For instance, an investment team may provide advice to and make decisions for accounts in one investment strategy, including the Fund, that may differ from advice given, or the timing or nature of decisions made, with respect to accounts in another investment strategy. There also may be circumstances when an investment team has an incentive to devote more time or resources to, or to implement different ideas in, one strategy over another. Artisan Partners manages these potential conflicts through internal review processes.

Allocation of Portfolio Transactions Among Clients. Artisan Partners seeks to treat all of its clients fairly when allocating investment opportunities among clients. Because Artisan Partners’ investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for client-imposed restrictions and limitations), most orders placed by Artisan Partners’ investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The trader(s) for that strategy generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute an investment team’s order, the trader for that strategy usually places a single order across all participating accounts, except in certain markets where aggregated trades are not permitted or due to a client specific restriction or instruction. Trades for Artisan Partners and its partners, employees and other affiliates, and accounts in which one or more of them has an interest (including Artisan Partners’ proprietary accounts, if any), may be included in an aggregated trade with client accounts. All participating accounts, including the Fund, then share (generally pro rata subject to minimum order size requirements) in an aggregated order and shall receive the same execution price for each broker and be charged the same commission, if any.

Because it is generally not known in advance how many shares will be received in most underwritten offerings, including initial public offerings, shares are allocated to client accounts after receipt. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan Partners’ proprietary accounts, which are discussed below, are not permitted to invest in initial public offerings.

There also may be instances where a particular security is held by more than one investment strategy (“cross holdings”) due to the overlap of their investment universes. “Same way” transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, a trader works both trades in the market at the same time, subject to the requirements of Artisan Partners’ written trade processing procedures.

When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will seek to mitigate the risk of inadvertent cross by (i) utilizing different brokers or venues, or (ii) utilizing brokers or venues that maintain crossing prevention controls.

The procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by Artisan Partners and are included in Artisan Partners Funds’ compliance program.

Investing in Different Parts of an Issuer’s Capital Structure. Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other Artisan Partners clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches or equity securities of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, the portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other Artisan Partners clients or Artisan Partners may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if Artisan Partners acquires material non-public confidential information in connection with its business activities for other clients, the portfolio manager may be restricted from purchasing securities or selling securities for the Fund. When making investment decisions where a conflict of interest may arise, Artisan Partners will endeavor to act in a fair and equitable manner as between the Fund and other clients; however, in certain instances the resolution of the conflict may result in Artisan Partners acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

Confidential Information Access. In managing the Fund, Artisan Partners may seek to avoid the receipt of material, non-public information (“Confidential Information”) about the issuers of investments being considered for acquisition by the Fund or held in the Fund’s portfolio if the receipt of the Confidential Information would restrict the Fund or other clients of Artisan Partners from trading in securities they hold or in which they may invest. In many instances, issuers offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s securities. In circumstances when Artisan Partners declines to receive Confidential Information from these issuers, the Fund may be disadvantaged in comparison to other investors, including with respect to evaluating the issuer and the price the Fund would pay or receive when it buys or sells those investments. Further, in situations when the Fund is asked, for example, to grant consents, waivers or amendments with respect to such investments, Artisan Partners’ ability to assess such consents, waivers and amendments may be compromised by its lack of access to Confidential Information. In certain situations, Artisan Partners may choose to receive Confidential Information but create information walls around persons having access to the Confidential Information (“walled-off personnel”) to limit the restrictions on others at Artisan Partners. Those measures could impair the ability of walled-off personnel from accessing information from others at Artisan Partners.

Short Selling. Artisan Partners has trade processing procedures that mitigate the potential conflict of interest in executing a shorting strategy on behalf of a client’s account. Under those procedures, no order to sell a security short may be executed if the same or a related security is held long in any account managed by the same investment team in a different investment strategy. Similarly, no order to purchase a security long may be executed if the same or a related security is held short in any account managed by the same investment team in a different investment strategy. These procedures prevent an investment team from taking different positions in a security. It is possible, however, that one investment team could sell a security short when the same or a related security is held long in an account managed by a different Artisan investment team. Similarly, an investment team could purchase a security long when the same or a related security is held short in an account managed by a different Artisan investment team.

Soft Dollars and Commission Recapture. As an investment adviser, Artisan Partners has an obligation to seek best execution for clients – that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan Partners’ investment decisions for the benefit of its clients. Subject to Artisan Partners’ duty to seek best execution, selection of broker-dealers may be affected by Artisan Partners’ receipt of research services. However, Artisan Partners generally does not use commissions from client account trades of fixed income securities to obtain research or other products or services from broker-dealers because transactions in fixed income securities are ordinarily placed with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal.

Client commissions are used (i) to acquire third party research, including the eligible portion of certain “mixed use” research products, and (ii) for proprietary research provided by broker-dealers participating in the execution process, including access to the broker-dealers’ traders and analysts, access to conferences and company managements, and the provision of market information.

When Artisan Partners receives research products and services in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to select a particular broker-dealer or electronic communication network (“ECN”) that will provide it with research products or services. However, Artisan Partners chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

Artisan Partners uses client brokerage from accounts managed by an investment team for research used by that team. Because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the applicable Artisan Partners Fund, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain types of clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case Artisan Partners pays for such products and services from its own funds).

A number of Artisan Partners’ clients, including the Fund, participate in commission recapture arrangements, pursuant to which Artisan Partners is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture broker-dealers subject to Artisan Partners’ duty to seek best execution. Those client directions generally require that Artisan Partners execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture broker-dealers. Artisan Partners tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows into or out of an account). Progress toward those commission recapture goals is monitored on an on-going basis by Artisan Partners. Largely driven by developments in commission reporting in the U.K. and similar regulatory initiatives in other markets, as well as continued downward pressure on commission rates, most of the largest broker-dealers have stopped facilitating commission recapture on transactions outside the U.S. As a result, commissions in non-U.S. transactions are rarely able to be recaptured.

Artisan Partners has adopted written procedures with respect to soft dollars and commission recapture, which are included in Artisan Partners Funds’ compliance procedures.

Proprietary and Personal Investments and Code of Ethics. Artisan Partners’ proprietary investments and personal investments by Artisan Partners’ personnel (“proprietary accounts”) also may present potential conflicts of interest with Artisan Partners’ clients, including the Fund. Artisan Partners from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Proprietary accounts that exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of Artisan Partners’ clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts.

Personal transactions are subject to Artisan Partners’ Code of Ethics, which generally provides that personnel of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Code requires pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement) and strongly discourages personnel from inappropriate excessive short-term trading of securities. The purchase and sale, or sale and purchase, of the same (or equivalent) securities within 30 days are generally regarded as short-term trading.5 In addition, the Code requires reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with the compliance department quarterly or more frequently. Those reports are reviewed for conflicts, or potential conflicts, with client transactions.

The Code prohibits the purchase and sale of securities to and from client accounts. The Code also contains policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.

[5]	Certain transactions, including trading of mutual funds for which Artisan Partners acts as adviser, are excluded from the short-term trading limitation. Trading in mutual fund shares is excluded from that limitation because funds, including the Fund, typically have their own policies and procedures related to short-term trading activity.

Proxy Voting. An adviser may have potential conflicts of interest arising from its voting of proxies relating to portfolio securities, as described in greater detail under the heading “Proxy Voting” below.

Fees. Like the fees Artisan Partners receives from the Artisan Partners Funds, the fees Artisan Partners receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. However, Artisan Partners may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan Partners’ performance against an agreed upon benchmark, and may be adjusted upwards or downwards from a base fee), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of September 30, 2014, Artisan Partners had four separate accounts with performance-based fees encompassing all of its investment strategies. Although Artisan Partners may have an incentive to manage the assets of accounts with performance–based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan Partners’ procedures to manage all clients within a particular strategy similarly regardless of fee structure.

Control Persons and Principal Shareholders

Because Institutional Shares of the Fund were not offered prior to the date of this SAI, there are no control persons or principal shareholders of Institutional Shares of the Fund as of the date of this SAI. The only persons known by Artisan Partners Funds to own of record or beneficially 5% or more of the outstanding shares of the Fund as of September 8, 2015, unless otherwise noted, were:

Name and Address	Percentage of Outstanding Investor Shares Held
Charles Schwab & Co. Inc. (1) 101 Montgomery Street San Francisco, CA 94104-4122	44.92%
National Financial Services Corp. (1) One World Financial Center 200 Liberty Street New York, NY 10281-1003	19.61%
TD Ameritrade (1) 10812 Elm Street Omaha, NE 68144-4820	12.82%
Pershing LLC(1) 1 Pershing Plaza Jersey City, NJ 07399-001	5.76%

[1]	Shares are held of record on behalf of customers, and not beneficially. With respect to Charles Schwab & Co. Inc., the percentage of outstanding Investor Shares held of Global Equity Fund includes 17.17% of outstanding shares held beneficially by Mark L. Yockey.

Investment Advisory Services

Artisan Partners provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated May 12, 2015, (the “Advisory Agreement”), and is responsible for management of the Fund’s investment portfolios and for overall management of the Fund’s business and affairs. Artisan Partners is a Delaware limited partnership, founded in March 2009, that succeeded to the investment management business of Artisan Partners Holdings LP during 2009. Artisan Partners Holdings LP was founded in December 1994 and began providing investment management services in March 1995. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP. Artisan Partners Holdings LP is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners

Asset Management Inc. (“APAM”), a publicly traded Delaware corporation. A three-member stockholders committee, of which Mr. Colson and Mr. Ramirez are members, has the authority to vote more than a majority of the combined voting power of APAM’s capital stock. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 777 E. Wisconsin Avenue, Suite 1200, Milwaukee, Wisconsin 53202; 100 Pine Street, Suite 2950, San Francisco, California 94111; One Maritime Plaza, Suite 1450, San Francisco, California 94111; 38 Keyes Avenue, Suite 219, San Francisco, California 94129; Five Concourse Parkway NE, Suite 2200, Atlanta, Georgia 30328; 1330 Avenue of the Americas, Suite 3100, New York, New York 10019; 2000 Shawnee Mission Parkway, Suite 210, Mission Woods, Kansas 66205 and 800 Delaware Avenue, Suite 800, Wilmington, Delaware 19801.

The Advisory Agreement for the Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Partners Funds who are not “interested persons” of Artisan Partners Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

A discussion regarding the basis for the approval by the board of directors of the Advisory Agreement is available in the September 30, 2013 annual report to shareholders. You may obtain a copy of the most recent Investor Shares annual or semiannual reports, without charge, upon request to the Fund. You may view a copy of the March 31, 2015 Investor Shares semiannual report on the SEC’s website at www.sec.gov. You also may review and copy the Fund’s reports by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800.SEC.0330.

In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 1.000% of the Fund’s average daily net assets up to $1 billion; 0.975% of average daily net assets from $1 billion to $4 billion; 0.950% of average daily net assets from $4 billion to $8 billion; 0.925% of average daily net assets from $8 billion to $12 billion; and 0.900% of average daily net assets over $12 billion. Artisan Partners has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses incurred with respect to the Institutional Share class of the Fund (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.50% of the average daily net assets of the Institutional Share class. This contract continues through February 1, 2017, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

The investment advisory fees paid by the Fund, except as otherwise noted, for the fiscal years ended September 30, 2014, September 30, 2013 and September 30, 2012 were as follows:

Fiscal Year Ended September 30, 2014	Fiscal Year Ended September 30, 2013	Fiscal Year Ended September 30, 2012
$2,087,410	$771,625[1]	$121,499[1]

[1]	This amount does not reflect the advisory fees waived by Artisan Partners. If advisory fee waivers were reflected, the net advisory fees paid by the Fund would have been $566,704 and $0 for the fiscal years ended September 30, 2013 and September 30, 2012, respectively.

Code of Ethics

The 1940 Act and rules thereunder require that Artisan Partners Funds, Artisan Partners and Distributors establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of Artisan Partners Funds might take advantage of that knowledge for their own benefit. Artisan Partners Funds, Artisan Partners and Distributors have adopted a Code of Ethics to meet those concerns and legal requirements. The Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of Artisan Partners Funds from engaging in personal securities investing, but regulates such personal securities investing by these employees as a part of the effort by Artisan Partners Funds, Artisan Partners and Distributors to detect and prevent conflicts of interest.

Distributor

Shares of the Fund are offered for sale by Distributors on a continuous basis without any sales commissions, 12b-1 fees, or other charges to the Fund or its shareholders pursuant to a Distribution Agreement between the Fund and Distributors. Distributors is wholly-owned by Artisan Partners Holdings LP. All distribution expenses relating to the Fund are paid by Artisan Partners Holdings LP or Artisan Partners, including the payment or reimbursement of any expenses incurred by Distributors. The Distribution Agreement will continue in effect from year to year provided such continuance is approved annually (i) by a majority of the directors or by a majority of the outstanding voting securities of the Fund and (ii) by a majority of the directors who are not parties to the Agreement or interested persons of any such party.

Artisan Partners Funds pays all expenses in connection with registration of its shares with the Securities and Exchange Commission (“SEC”) and any auditing and filing fees required in compliance with various state securities laws. Distributors, Artisan Partners Holdings LP or Artisan Partners bear all sales and promotional expenses relating to the Fund, including the cost of prospectuses and other materials used for sales and promotional purposes by Distributors. Distributors offers the Fund’s shares only on a best efforts basis. Distributors’ principal office is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Portfolio Transactions

Artisan Partners places the orders for the purchase and sale of the Fund’s portfolio securities. When selecting a broker-dealer to execute the Fund’s portfolio transactions, Artisan Partners’ primary objective in effecting portfolio transactions is to seek the best possible result, taking into account price, costs, speed, likelihood of execution and settlement, size, nature and other relevant considerations. Artisan Partners seeks to utilize execution venues that enable the firm to obtain on a consistent basis the best possible result for execution of orders. Execution venues include, as appropriate for each transaction: regulated markets, multilateral trading facilities, systematic internalizers, market makers and other liquidity providers. A number of subjective factors may enter into the decision when selecting a broker-dealer or venue, including: Artisan Partners’ knowledge of the financial stability, reputation, integrity and operational, investment and research capabilities of the broker-dealer selected; the broker-dealer’s willingness to commit its own capital to complete the transaction; the broker-dealer’s ability to place difficult trades; sophistication of broker-dealer’s trading facilities; access provided by the broker-dealer to markets and limited investment opportunities, such as initial public offerings; whether executing the trade through an ECN can provide a better combination of net price and execution; and Artisan Partners’ knowledge of actual or apparent operational problems of any broker-dealer considered.

In executing portfolio transactions on behalf of the Fund, the factors used to evaluate best execution include, but are not limited to, price; the broker-dealer’s relevant expertise related to specific instruments traded; information and services provided by the broker-dealer; speed of execution; transaction costs, including fees and commissions; likelihood of execution and settlement; availability; commitment of capital; size of the order; nature of the order; potential market impact; confidentiality provided by the broker-dealer; anonymity; and other considerations relevant to the order. When applying these factors, Artisan Partners takes into account a variety of other criteria including, but not limited to, criteria that relate to the client, characteristics of the instrument being traded, and the methods and venues that may be used to execute the trade.

Artisan Partners maintains and periodically updates a list of approved broker-dealers that, in Artisan Partners’ judgment, generally are able to provide best net price and execution after taking into consideration the factors noted above. Evaluations of the services provided by broker-dealers, including the reasonableness of commissions based on the foregoing factors, are made on an ongoing basis by Artisan Partners while effecting portfolio transactions, subject to the oversight of and review by Artisan Partners’ trading oversight committee, and reports are made annually to Artisan Partners Funds’ board of directors. To the extent more than one broker-dealer is capable of providing best execution, based on the factors listed above, Artisan Partners may take into account whether the broker-dealer provides the firm with research products or services, and the value of such products or services. For equity transactions, recognizing the value of those factors, Artisan Partners may cause the Fund to pay a brokerage commission in excess of that which another broker-dealer might have charged for effecting the same transaction. Since fixed income transactions are typically executed on a principal basis, the broker-dealers Artisan Partners uses generally do not charge explicit commissions or separately identifiable mark-ups or mark-downs in such transactions.

As a matter of policy, Artisan Partners Funds and Artisan Partners do not compensate a broker-dealer for any promotion or sale of Artisan Partners Funds’ shares by directing to the broker-dealer (i) securities transactions for an Artisan Partners Funds portfolio; or (ii) any remuneration, including, but not limited to, any commission, mark-up, mark-down or other fee (or portion thereof) received or to be received from Artisan Partners Funds’ portfolio transactions effected through any other broker (including a government securities broker) or dealer (including a municipal securities dealer or a government securities dealer). Artisan Partners and Artisan Partners Funds have adopted policies and procedures that are reasonably designed to prevent: (1) the persons responsible for selecting broker-dealers to effect transactions in portfolio securities (for example, trading desk personnel) from taking into account, in making those decisions, broker-dealers’ promotional or sales efforts on behalf of Artisan Partners Funds; and (2) Artisan Partners Funds, Artisan Partners and Distributors from entering into any agreement or other understanding under which they direct or are expected to direct transactions or revenue generated by those transactions to a broker-dealer to pay for distribution of Artisan Partners Funds’ shares.

A small portion, if any, of the commissions generated by the Fund may be directed to a broker-dealer in a commission recapture arrangement. Pursuant to those arrangements, the participating broker-dealer repays a portion of the commissions it receives, in cash, to the Fund generating the commission. The cash rebates are made directly to the Fund and are included in net realized gain or loss on investments in the Fund’s Statement of Operations in the Fund’s annual and semiannual reports to shareholders.

When selecting a broker-dealer or an ECN for a particular equity transaction, Artisan Partners may consider, among other factors, the value of research products or services furnished to Artisan Partners and its affiliates by those organizations. The types of research products and services received include: research reports (including reports that are specific to issuers, industries and/or geographic regions); subscriptions to financial publications and research compilations that are not targeted to a wide, public audience; investment ideas; access to the broker-dealer’s traders and analysts; access to conferences and seminars that provide substantive content relating to issuers and industries; access to management teams of companies with which the broker-dealer has a relationship; access to groups of professionals with expertise in particular industries and/or subject matter areas; research-oriented securities reference data services; compilations of securities prices, earnings, dividends and similar market, financial and other economic data; securities quotation services; and services related to economic and other consulting services. When Artisan Partners or its affiliates receive these items in return for client brokerage, it relieves such entity of the expense it would otherwise bear in creating such items on its own or paying for those items with its own funds, which may provide an incentive to select a particular broker-dealer or ECN that will provide it or its affiliates with research products or services. However, Artisan Partners chooses those broker-dealers it believes are best able to provide the best combination of net price and execution in each transaction.

In some instances, Artisan Partners may have an agreement or understanding with a broker-dealer or ECN that Artisan Partners will direct brokerage transactions to that broker-dealer or ECN generating not less than a stated dollar amount of commissions. In those instances, the obligations of Artisan Partners pursuant to that agreement or understanding may, in some transactions, be an important or determining factor in the selection of a broker-dealer or ECN, even if another broker-dealer or ECN might execute the same transaction on comparable terms. Artisan Partners enters into such an agreement with a broker-dealer only if, in the judgment of Artisan Partners, the benefits to clients, including the Fund, of the research products and/or services provided outweigh any potential disadvantages to clients. In other instances,

Artisan Partners may have no agreement or understanding with a broker-dealer that provides research. Artisan Partners identifies those broker-dealers that have provided it with research products or services and the value of the research products or services they provided. Artisan Partners directs commissions generated by its clients’ accounts in the aggregate to those broker-dealers to ensure the continued receipt of research products and services Artisan Partners believes are useful.

Artisan Partners may use research products or services provided by broker-dealers or ECNs in servicing Artisan Partners’ accounts (if any) and the accounts of any or all of its affiliates’ clients, including the Fund, managed by the investment team(s) that use the research products or services. Artisan Partners may also use such research products or services in servicing client accounts other than those that pay commissions to the broker-dealers or ECNs providing the research. Artisan Partners may use step-outs to direct commissions to a broker-dealer that has provided research services to Artisan Partners or its affiliates and provides clearing and settlement services in connection with a transaction. Artisan Partners has also entered into a limited number of client commission arrangements with certain broker-dealer firms pursuant to which Artisan Partners executes securities transactions with such broker-dealers in order to facilitate the receipt of research provided by a party other than the executing broker-dealer. A portion of the commission paid to the executing broker-dealer is retained by that broker-dealer to compensate the broker-dealer for the execution services provided, while another portion is credited for the provision of research products and services (or in some cases, the “eligible portion” of “mixed use” products and services described below).

In some instances, Artisan Partners may receive from a broker-dealer a product or service that is used for investment research and for administrative, marketing or other non-research purposes (“mixed-use” products and services). In those cases, Artisan Partners makes a good faith effort to determine the proportion of such products or services that may be considered used for investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Artisan Partners through commissions generated by client transactions. Artisan Partners pays the portion of the costs attributable to non-research usage of those products or services from its own funds. Artisan Partners generally does not use commissions from client account trades of fixed income securities to obtain research or other products or services from broker-dealers because transactions in fixed income securities are ordinarily placed with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal.

The research products and services received by Artisan Partners and obtained through the payment of soft dollars include proprietary research (in which the research products or services are prepared and provided by the executing broker-dealer) and third-party research from independent research providers and broker-dealers through commission sharing arrangements (in which the executing broker-dealer makes a payment on Artisan Partners’ behalf and at Artisan Partners’ direction to a third-party who has independently prepared the research products or services).

Artisan Partners’ and its affiliates’ use of client brokerage to acquire research products and services, if any, is intended to qualify for the safe harbor provided by Section 28(e) of the

1934 Act and may involve payment of agency commissions, compensation on certain riskless principal transactions, and any other securities transactions the compensation on which qualifies for safe harbor treatment.

The following table shows the aggregate commissions (excluding the gross underwriting spread on securities purchased in initial public offerings) paid by the Fund during the periods indicated. All amounts are rounded to the nearest dollar.

Fiscal Year Ended September 30, 2014	Fiscal Year Ended September 30, 2013	Fiscal Year Ended September 30, 2012
$381,132	$358,133	$19,651

The Fund had a material increase to the aggregate commissions paid for the fiscal year ended September 30, 2013 as compared to the fiscal year ended September 30, 2012. The increase in aggregate commissions paid by the Fund was primarily due to an increase in Fund assets.

The following table shows the commissions paid by the Fund to broker-dealers who furnished research services (including proprietary or “bundled” research services) to the Fund or Artisan Partners or its affiliates, and the aggregate price paid or received for shares purchased or sold in connection with those transactions, during the fiscal year ended September 30, 2014.

Fiscal Year Ended September 30, 2014
Commissions Paid for Research	Related Aggregate Share Price Paid/Received
$212,150	$141,191,992

The following table shows, as of September 30, 2014, the aggregate holdings by the Fund of the securities of the Fund’s regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act), or of their parents, whose securities the Fund acquired during its most recent fiscal year.

Broker or Dealer	Aggregate Value of Securities Held Fiscal Year Ended September 30, 2014
JP Morgan Securities, Inc.	$3,117,902
UBS	N/A1

[1] Security was not held at September 30, 2014.

Proxy Voting

The Fund has delegated responsibility for proxy voting to Artisan Partners. Artisan Partners votes proxies solicited by or with respect to the issuers of securities held by the Fund. When Artisan Partners votes the Fund’s proxy with respect to a specific issuer, the Fund’s economic interest as a shareholder of that issuer is Artisan Partners’ primary consideration in determining how the proxy should be voted. Artisan Partners generally does not take into account interests of other stakeholders of the issuer or interests Artisan Partners Funds may have in other capacities.

When making proxy voting decisions, Artisan Partners generally adheres to proxy voting guidelines that set forth Artisan Partners’ proxy voting positions on recurring issues and criteria for addressing non-recurring issues. Artisan Partners believes the guidelines, if followed, generally will result in the casting of votes in the economic best interests of the Fund as a shareholder. The guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by the proxy administration and research services engaged by Artisan Partners. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Artisan Partners votes contrary to its general guidelines. In addition, due to the varying regulations, customs and practices of non-U.S. countries, Artisan Partners may vote contrary to its general guidelines in circumstances where it believes its guidelines would result in a vote inconsistent with local regulations, customs or practices.

In the following circumstances Artisan Partners may not vote the Fund’s proxy:

●	Artisan Partners has concluded that voting would have no identifiable economic benefit to the Fund as a shareholder, such as when the security is no longer held in the Fund’s portfolio or when the value of the portfolio holding is indeterminable or insignificant.

●	Artisan Partners has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be legally or practically prohibited or subject to some restrictions for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. Information about share blocking is often incomplete or contradictory. For example, the Fund’s custodian may effectively restrict transactions even in circumstances in which Artisan Partners believes that share blocking is not required by law. Artisan Partners relies on the custodian and on its proxy service provider to identify share blocking jurisdictions. To the extent such information is wrong, Artisan Partners could fail to vote shares that could have been voted without loss of investment flexibility, or could vote shares and then be prevented from engaging in a potentially beneficial transaction.

●	The Fund, in conjunction with its custodian, has not fulfilled all administrative requirements for voting proxies in foreign jurisdictions (which may be imposed a single time or may be periodic), such as providing a power of attorney to the Fund’s local sub-custodian.

●	The Fund, as of the record date, has loaned the securities to which the proxy relates and Artisan Partners has concluded that it is not in the best interest of the Fund to recall the loan or the Fund is unable to recall the loan in order to vote the securities.

●	The Fund so directs Artisan Partners.

Artisan Partners has engaged a primary proxy service provider to (i) make recommendations to Artisan Partners of proxy voting policies for adoption by Artisan Partners; (ii) perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan Partners and delivering those proxies; (iv) retain proxy voting records and information; and (v) report to Artisan Partners on its activities. The primary proxy service provider does not have the authority to vote proxies except in accordance with standing or specific instructions given to it by Artisan Partners. Artisan Partners retains final authority and fiduciary responsibility for the voting of proxies. In addition to the primary proxy service provider, Artisan Partners has engaged a second proxy service provider to perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited, and may engage one or more additional providers from time to time. In some instances for non-U.S. companies, there may be little or no information available on matters to be voted on. In those circumstances, Artisan Partners generally follows the recommendation of its primary proxy service provider.

Artisan Partners’ proxy voting committee oversees the proxy voting process, reviews the proxy voting policy at least annually, develops the guidelines and grants authority to proxy administrators (certain Artisan Partners’ employees, or such other persons as may be designated by the proxy voting committee) to vote proxies in accordance with the guidelines and otherwise performs administrative services relating to proxy voting. The proxy voting committee also makes determinations as to the votes to be cast with respect to each matter where there is an actual or potential conflict of interest. None of the members of the proxy voting committee is responsible for servicing other existing Artisan Partners’ clients or soliciting new clients for Artisan Partners.

Artisan Partners or its affiliate may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on the Fund’s behalf. Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners or its affiliate manages assets for the issuer or an affiliate of the issuer and also recommends that the Fund invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Partners Funds or an employee of Artisan Partners or its affiliate; (iii) Artisan Partners or its affiliate is actively soliciting that issuer or an affiliate of the issuer as a client and the employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners or an affiliate, or an employee of either of them, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy.

Artisan Partners maintains a list of issuers with whom it believes it has a potential conflict voting proxies (the “Identified Issuers”). Artisan Partners’ proxy voting guidelines should, in most cases, adequately address possible conflicts of interest since those guidelines are pre-determined. However, in the event an actual or potential conflict of interest has been identified, Artisan Partners will vote in accordance with Artisan Partners proxy voting guidelines on routine or corporate administrative matters, and with respect to non-routine matters, Artisan Partners will generally vote in accordance with the determination made by the proxy voting committee, which will consider the investment team’s recommended vote, any analysis available from the proxy service provider(s) and whether the proxy service provider(s) has a relationship with the issuer that could present a conflict of interest, the consistency of those recommendations with the proxy voting guidelines and any identified conflict of interest. Artisan Partners may vote in accordance with the recommendations of a proxy service provider, provided that such service provider provides research and analysis with respect to the issuer in question and the proxy voting committee has reason to believe the service provider is independent of the issuer. If the service provider does not meet those requirements, the proxy voting committee shall consider what course of action will serve the interests of Artisan Partners’ clients, including the Fund, consistent with Artisan Partners’ obligations under applicable proxy voting rules.

The Fund is required to file with the SEC its complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. The Fund’s proxy voting record for the most recent twelve-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov and (2) on Artisan Partners Funds’ website at www.artisanpartners.com.

Artisan Partners maintains a copy of any document generated by Artisan Partners or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision for no less than seven years, the first two years in an appropriate office of Artisan Partners.

Disclosure of Portfolio Holdings

The board of directors has adopted policies and procedures to govern the disclosure of portfolio holdings. The board of directors periodically reviews these policies and procedures to ensure they adequately protect and are in the best interests of the Fund’s shareholders. The procedures identify the circumstances in which the Fund’s portfolio holdings will be made publicly available and the conditions under which, with appropriate safeguards, holdings may be selectively disclosed in order to further a legitimate business interest of the Fund. In its consideration of the policy, the board of directors noted the prohibition on compensation to any person or entity in connection with the release of the Fund’s portfolio holdings. The board also noted that the release of nonpublic portfolio holdings information, other than in the circumstances outlined in the policy approved by the board, must be approved by officers of Artisan Partners Funds, and may be made only if the disclosure is consistent with a legitimate business purpose of the Fund and the recipient has agreed in writing to be subject to a duty of confidentiality and an undertaking not to trade on the nonpublic information.

Artisan Partners’ compliance staff provides, at least annually, a report to the board of directors regarding the policy’s operation within the compliance program and any material changes recommended as a result of such review.

Except as provided in Artisan Partners Funds’ policy on the release of portfolio holdings or as required by applicable law, no listing of the portfolio holdings or discussion of one or more portfolio holding of any Artisan Partners Fund may be provided to any person. In no case do Artisan Partners Funds, Artisan Partners, Distributors, or any other person or entity receive compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by Artisan Partners or its affiliates) for the disclosure of the Fund’s portfolio holdings.

Public Disclosure. A complete list of the Fund’s portfolio holdings as of the close of each calendar quarter will be made publicly available on the 15th day of the following calendar quarter, or such other date as Artisan Partners Funds may determine for the Fund on Artisan

Partners Funds’ website (www.artisanpartners.com). On Artisan Partners Funds’ website, portfolio holdings information can be found at www.artisanpartners/individual-investors/news-insights/research-data/holdings.html. A complete list of portfolio holdings is also included in the reports Artisan Partners Funds files with the SEC after the end of each quarter. The Fund may disclose its top ten holdings or an incomplete list of its holdings, provided that the top ten holdings or other incomplete list has been made publicly available on Artisan Partners Funds’ website at least one day prior to disclosure of such information or has been included in an SEC filing that is required to include the information. A discussion of one or more portfolio holdings also may be made available, provided that the substance of such discussion has been made publicly available on Artisan Partners Funds’ website at least one day prior to disclosure of such information or is otherwise publicly available. Any such list of holdings or discussion of one or more portfolio holdings will remain available on Artisan Partners Funds’ website at least until the date on which the Fund files a report with the SEC that includes a list of portfolio holdings and is for the period that includes the date as of which such information is current.

Artisan Partners Funds will disclose portfolio holdings information of the Fund on a quarterly basis through the filing of its Forms N-CSR (with respect to each annual and semiannual period) and Forms N-Q (with respect to the first and third quarters of the Fund’s fiscal year). See the Fund’s prospectus for information on the Fund’s release of portfolio holdings information.

Disclosure of statistical or descriptive information about the Fund’s holdings that does not specifically name the securities held is not prohibited by the Fund’s policy on release of portfolio holdings.

Release of Portfolio Holdings to Fund Service Providers and Other Third Parties. The Fund may release nonpublic portfolio holdings information to selected parties in advance of public release if (i) based on a determination by any of the president, chief financial officer, chief compliance officer or general counsel of Artisan Partners Funds, such disclosure in the manner and at the time proposed is consistent with the Fund’s legitimate business purpose and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. Examples of instances in which selective disclosure may be appropriate include, without limitation, disclosure (a) to the directors of or service providers to Artisan Partners Funds who have a reasonable need of that information to perform their services for the Fund, including, but not limited to, Artisan Partners (and its affiliates and service providers); Distributors; Kinetic Partners LLP; counsel to Artisan Partners Funds; Ernst & Young LLP, Artisan Partners Funds’ independent registered public accounting firm; PricewaterhouseCoopers LLP, Artisan Partners’ independent registered public accounting firm; State Street Bank and Trust Company, Artisan Partners Funds’ custodian and transfer agent; Boston Financial Data Services, Inc., Artisan Partners Funds’ sub-transfer agent; ISS (Institutional Shareholder Services) and Glass, Lewis & Co., Artisan Partners’ proxy voting service providers; Artisan Partners Funds’ securities valuation service providers, which include Reuters, The WM Company, Bloomberg, Interactive Data Corporation, Standard & Poor’s, Markit, Thomson Reuters, Barclays Fixed Income Research and ITG, Inc.; Deloitte & Touche LLP, Artisan Partners Funds’ valuation consultant; and Artisan Partners Funds’ printing, reporting, website and filing support service providers, which include R.R. Donnelley & Sons Company, Confluence Technologies, Inc., Diligent Board Member Services, Inc., Stark Media, Adobe Systems Incorporated, Synthesis Internet Services, LLC, The Marek Group, Essex Two Incorporated and Ripon Printers; (b) to broker-dealers or other counterparties, research or data providers or analytical services of holdings or lists of holdings, or lists of securities of interest, in connection with their provision of brokerage, research, analytical or securities lending services; and (c) in connection with purchases or redemptions in-kind permitted under Artisan Partners Funds’ policy on purchases and redemptions in-kind.

Artisan Partners provides investment advice to clients other than the Fund that have investment objectives that may be substantially similar or identical to the Fund’s. These clients may therefore have substantially similar, and in certain cases nearly identical, portfolio holdings to those of the Fund. These clients generally have access to current portfolio holding information for their accounts, but these clients may be subject to different portfolio holdings disclosure policies than the Fund, and neither Artisan Partners nor the board of directors of Artisan Partners Funds exercises control over such policies or disclosure. These clients do not necessarily owe Artisan Partners or the Fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

The release of nonpublic portfolio holdings information in advance of public release will be reported to the board of directors no later than at the next regularly scheduled board meeting. Artisan Partners Funds’ chief compliance officer or, in his or her absence, its general counsel, is responsible for keeping written records of any such release of nonpublic portfolio holdings information.

Purchasing, Exchanging and Redeeming Shares

Purchases, exchanges and redemptions are discussed in the prospectus under the headings “Buying Shares,” “Exchanging Shares” and “Redeeming Shares,” respectively. You may, subject to the approval of Artisan Partners Funds, purchase Institutional Shares of the Fund with securities that are held in the Fund’s portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by the Fund (consistent with the Fund’s goal and investment process)) that have a value that is readily ascertainable in accordance with Artisan Partners Funds’ valuation policies. Should Artisan Partners Funds approve your purchase of the Fund’s shares with securities, Artisan Partners Funds would follow its “Purchase In-Kind” procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange (“NYSE”) after receipt of the purchase order) pursuant to Artisan Partners Funds’ “Procedures for Valuation of Portfolio Securities” as then in effect. If you are interested in purchasing Fund shares with securities, call Artisan Partners Funds at 800.399.1770.

The Fund imposes a 2% redemption fee when you sell or exchange shares owned for 90 days or less. In calculating the redemption fee, the Fund uses the “first in, first out” method, but reserves the right, after notice to shareholders, to change that methodology.

Shares of the Fund may be purchased, exchanged or redeemed through certain financial services companies, some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (together with designees, “authorized agents”) to accept share purchase, exchange and redemption orders on its behalf. An order properly received by an authorized agent will be deemed to have been accepted by the Fund. If you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s NAV per share (see “Net Asset Value” below) next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the authorized agent and the 2% redemption fee (if applicable) imposed by the Fund. The authorized agent’s procedures will apply in lieu of purchase, exchange and redemption procedures described in the statutory prospectus.

Institutional Shares do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other service that any intermediary may provide to its clients.

The Fund reserves the right to waive or reduce the minimum initial investment requirement. The Fund reserves the right to waive or reduce the 2% redemption fee on shares held for 90 days or less for any account held through an authorized agent or other financial intermediary and may waive the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans and shares purchased through certain authorized agents or financial intermediaries. In those cases where a financial intermediary passes the redemption fee through to underlying investors, the amount of the fee and the holding period generally will be consistent with the Fund’s criteria. However, due to differences in operational procedures and policies, the financial intermediaries’ methods for tracking and calculating the fee may be different in some respects from the methods employed by the Fund.

Net Asset Value. Share purchase, exchange and redemption orders will be priced at the Fund’s NAV next computed after such orders are received in good order by: (i) the Fund; or (ii) an authorized agent authorized by the Fund to accept purchase and redemption orders on the Fund’s behalf. The Fund may reject a purchase or redemption order under certain circumstances, which are described in the Fund’s prospectus.

The NAV of the Fund’s shares is determined as of the close of regular session trading on the NYSE (usually 4:00 p.m., Eastern Time) each day the NYSE is open for regular session trading. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, the Fund’s NAV should be determined on any such day, in which case the determination will be made as of 4:00 p.m., Eastern Time. The NAV per share of the Fund (or of a class of shares of the Fund) is determined by dividing the value of all its securities and other assets, less liabilities attributable to the Fund (or class), by the number of shares of the Fund (or class) outstanding. See “Share Price” in the Fund’s prospectus under the caption “Investing with Artisan Partners Funds” for a description of the procedures used by the Fund to value securities and other assets. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date, in accordance with applicable law.

The markets in which non-U.S. securities trade are sometimes open on days when the NYSE is not open and the Fund does not calculate its NAV, and sometimes are not open on days when the Fund does calculate its NAV. Even on days on which both the NYSE and the other market are open, several hours may have passed between the time when trading in the other market closed and the NYSE closes and the Fund calculates its NAV.

Portfolio securities and assets are valued chiefly by quotations from the primary market in which they are traded or otherwise as provided in Artisan Partners Funds’ Valuation Procedures. Artisan Partners Funds’ valuation committee will value securities or other assets at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Partners Funds’ board of directors, when, with respect to such securities or other assets (i) market quotations are not readily available, (ii) no approved pricing vendor price quotation is available or (iii) Artisan Partners Funds’ valuation committee believes that such quotations are not reliable indications of market value or fair value. Reliable market quotations may be considered not to be readily available, and the Fund may therefore use fair value pricing, if, among other things, there are no quotations, pricing data is not provided by an approved pricing vendor, the valuation committee believes that the quotation, price or market value resulting from Artisan Partners Funds’ Valuation Procedures does not reflect a fair value of the security or asset or the value of the security or asset might have been materially affected by events occurring after the close of the primary market or exchange on which the security is traded but before the time as of which the NAV is calculated. Artisan Partners has retained a third party service provider to assist in determining estimates of fair values for foreign equity securities, under certain circumstances. This service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. When fair value pricing is employed, the value of a portfolio security or asset used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair value utilized by Artisan Partners or an affiliate as described above may differ from the value realized on the sale of those securities and the differences may be material to the NAV of the Fund.

Although the Fund intends to pay all redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or one percent of the Fund’s net assets represented by such share class during any 90-day period. Redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions are made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, if the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of the Fund’s net assets not reasonably practicable.

The Fund has adopted a policy regarding the correction of any error in the computation of NAV. When an error is discovered, the difference between the originally computed (erroneous)

NAV and the correct NAV is calculated. If the difference is equal to or less than one cent per share, the error is deemed immaterial and no action is taken. If the difference is greater than one cent per share, the following actions are taken:

Amount of Difference	Action Taken
< 1⁄2 of 1% of the originally computed NAV

The Fund determines whether it has incurred a loss or a benefit. If the Fund has either paid excessive redemption proceeds or received insufficient subscription proceeds (“fund loss”), the party responsible for the error is expected to reimburse the Fund for the amount of the loss. If the Fund has received a benefit from the error, no action is taken.

= or > 1⁄2 of 1% of the originally computed NAV

If any shareholder has sustained a loss exceeding $10, the Fund or the party responsible for the error is expected to pay the shareholder any additional redemption proceeds owed and either refund excess subscription monies paid or credit the shareholder’s account with additional shares as of the date of the error.

Either the responsible party or the individual shareholders who experienced a benefit as a result of the error are expected to reimburse the Fund for any fund losses attributable to them.

Additional Federal Income Tax Information

The discussion of taxation below is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders such as tax-advantaged retirement plans, financial institutions or foreign persons (defined below). You are encouraged to consult your own tax advisor regarding your particular situation and the possible application of state, local and foreign tax laws.

In General

The Fund has elected and intends to qualify and to be eligible for treatment each year as a “regulated investment company” under Subchapter M of the Code. In order to qualify for the special tax treatment accorded to regulated investment companies and its shareholders, the Fund must, among other things:

(a)        derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”);

(b)        invest the Fund’s assets in such a manner that, as of the close of each quarter of its taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets is invested in (x) the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer, or two or more issuers as to each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and that are engaged in the same or similar trades or businesses or related trades or businesses, or (y) the securities of one or more QPTPs; and

(c)        distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

If the Fund qualifies as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income and gains that it distributes in a timely manner to shareholders in the form of dividends. If the Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such a failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company that is accorded special tax treatment under Subchapter M, then it would be required to pay taxes on its income and realized capital gains, thereby reducing the amount of income and realized capital gains that would otherwise be available for distribution to the Fund’s shareholders. In addition, all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions might be eligible for the dividends-received deduction in the case of corporate shareholders and might be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder met certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could also be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus any such amounts retained from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. The Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid by the Fund to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends to make sufficient distributions to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend (as described below), its taxable income, and its earnings and profits, a regulated investment company is generally permitted to elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss, if any attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward to offset capital gains in future years, thereby reducing the amount the Fund would otherwise be required to distribute in such future years to qualify for the special tax treatment accorded regulated investment companies and avoid a Fund-level tax. If the Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If the Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years, and in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. Code section 1212 effectively requires the Fund to use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The Fund’s available capital loss carryforwards, if any, are set forth in the Fund’s annual Investor Shares shareholder reports for each fiscal year.

In addition, under Code sections 382 and 383, if the Fund undergoes an “ownership change,” the Fund’s ability to use its capital loss carryforwards (and potentially its so-called “built-in losses”) in any year following the ownership change will be limited to an amount generally equal to the value of the Fund’s net assets immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the “IRS”)) in effect for the month in which the ownership change occurs. In such circumstances, Fund shareholders could receive larger distributions than they would have received had the ownership change not occurred, with those distributions being taxable as described below under “Taxation of Fund Distributions.”

Taxation of Fund Distributions

Your distributions will be taxable to you whether received in cash or reinvested in additional shares. For U.S. federal income tax purposes, any distribution that is paid in January but that was declared in October, November or December of the prior calendar year is taxable as if you received it on December 31 of the prior calendar year.

You will be subject to income tax at ordinary income rates on distributions of investment income and gains from the sale of investments that the Fund owned for one year or less, except as described below with respect to “qualified dividend income.” Distributions that are attributable to the excess of the Fund’s net long-term capital gains over net short-term capital losses and that are properly reported as capital gain dividends are taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates, regardless of the length of time you have held your shares. Long-term gains are generally those derived from securities held by the Fund for more than one year.

Net capital gains rates apply to “qualified dividend income” received by noncorporate shareholders who satisfy certain holding period requirements. If the Fund qualifies as a regulated investment company for tax purposes, the amount of Fund dividends that are eligible to be taxed as qualified dividend income at the reduced rate generally is not permitted to exceed the amount of aggregate qualifying dividends received by the Fund. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than capital gain dividends) will be eligible to be treated as qualified dividend income. To the extent the Fund distributes as dividends amounts that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Certain details of the implementation of this tax remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

A portion of dividends from the Fund also may be eligible for the dividends-received deduction allowed to corporations. The eligible portion is not permitted to exceed the aggregate dividends the Fund receives from U.S. corporations. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

To the extent that the Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Dividends and distributions on the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

You will be advised annually as to the source of your distributions for tax purposes. If you are not subject to tax on your income, you generally will not be required to pay tax on these amounts.

Redemptions, Sales and Exchanges of Fund Shares

Any gain or loss realized from a redemption or sale of Fund shares held for more than one year generally will be treated as long-term capital gain or loss. Otherwise, the gain or loss will be treated as short-term capital gain or loss. However, if you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

Further, all or a portion of any loss realized upon a taxable disposition of the Fund’s shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An exchange of shares of the Fund for shares of another Artisan Partners Fund will be a taxable transaction. Any gain or loss resulting from such an exchange will generally be treated as a capital gain or loss for U.S. federal income tax purposes, and will be long-term or short-term capital gain or loss depending on how long you have held your shares.

For U.S. federal income tax purposes, an exchange of shares of the Fund directly for shares of a different class of the Fund generally is not expected to be a taxable event or to result in recognition of a gain or loss by the exchanging shareholder.

Upon the redemption, sale or exchange of the Fund’s shares, the Fund (or, in the case of shares purchased through a financial intermediary, the financial intermediary) is required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed, sold or exchanged. See the Fund’s prospectus for more information.

Shares Purchased Through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from certain payments to you, generally redemption proceeds and payments of dividends and distributions. Backup withholding may be required if:

●	You fail to furnish your properly certified social security or other tax identification number;
●	You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

●	You fail to certify that you are a U.S. Person (including a U.S. resident alien); or

●	The IRS informs the Fund that your tax identification number is incorrect or that you are otherwise subject to backup withholding.

The backup withholding rate is 28%.

The backup withholding certifications are contained in the application that you complete when you open your Fund account. Artisan Partners Funds must promptly pay to the IRS all amounts withheld. Therefore, it usually is not possible for Artisan Partners Funds to reimburse you for amounts withheld. Backup withholding is not, however, an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Consequences of Certain Investments by the Fund

The Fund may purchase the securities of certain foreign investment funds or trusts, or other foreign issuers, deemed to be passive foreign investment companies (“PFICs”). Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

In order to avoid the imposition of such tax, the Fund generally may elect to mark the gains (and to a limited extent losses) in such holdings to the market, as though it had sold and repurchased its holdings in each PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and losses. This “mark-to-market election” may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making this election therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to continue to qualify as a regulated investment company, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. If the net effect of these transactions is a gain, the ordinary dividend paid by the Fund will be increased; if the result is a loss, the ordinary dividend paid by the Fund will be decreased. Foreign currency losses, if any, will potentially result in the Fund having an overall net ordinary loss, and such losses cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities may produce a difference between its book income and its taxable income. If such a difference arises, and the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate a Fund-level tax. In the alternative, if the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s taxable earnings and profits, (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Income, gain and proceeds received by the Fund from investments in securities of issuers organized in foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of the Fund’s total assets at the end of its taxable year are invested in stock or securities of foreign corporations, the Fund may make an election permitting its shareholders to claim a deduction or credit for U.S. federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Alternatively, the Fund may choose not to pass through the foreign taxes to shareholders, but instead itself claim a deduction for such foreign taxes in determining the Fund’s taxable income, which would reduce the Fund’s taxable income distributed to shareholders and on which shareholders subject to income tax are required to pay tax.

Investments by the Fund in certain corporate debt securities may give rise to income which is required to be distributed even though the Fund holding the security receives no interest payment in cash on the security during the year, thereby potentially requiring the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement. In addition, investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when a fund may cease to accrue interest or original issue discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as, and if it invests in such securities in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company that is accorded special tax treatment and does not become subject to a Fund-level tax.

The Fund’s transactions in derivative instruments (e.g., forward contracts, options or futures), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-

term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

If the Fund invests in REIT equity securities, these investments may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

The Fund’s investment in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or qualify as taxable mortgage pools (“TMPs”) could result in the imposition of significant reporting, withholding, and tax payment responsibilities. Under a notice issued by the IRS and Treasury regulations that have not yet been issued but that may apply retroactively, a portion of the Fund’s income that is allocable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice provides and these regulations are expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders had received the excess inclusion income directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of shares of the Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations. The Fund tries to avoid investing in REITs that hold residual interests in REMICs, that qualify as TMPs, or that otherwise expect to generate excess inclusion income, but the Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, the Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.

Tax-Exempt Shareholders

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the regulated investment company. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from residual interests in REMICs or equity interests in TMPs as described above. In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs and other tax-exempt investors should consult their tax advisors concerning the tax consequences of investing in the Fund.

Non-U.S. Investors

In general, dividends other than those properly reported as capital gain dividends that are paid by the Fund to a shareholder that is not a “United States person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Distributions properly reported as capital gain dividends generally are not subject to withholding of U.S. federal income tax. For distributions with respect to taxable years of a regulated investment company beginning before January 1, 2015, a regulated investment company was not required to withhold any amounts (i) with respect to distributions of U.S.-source interest income that, in general, would not have been subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly reported as such by the regulated investment company (“interest-related dividends”), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly reported as such by the regulated investment company (“short-term capital gain dividends”).

There were several conditions and exceptions to the withholding exemptions for interest-related dividends and short-term capital gain dividends. The exemption from withholding for interest-related dividends did not apply to distributions to a foreign person (i) that had not provided a satisfactory statement that the beneficial owner was not a United States person, (ii) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or was a 10% shareholder of the issuer, (iii) that was within certain foreign countries that have inadequate information exchange with the U.S., or

(iv) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign person and the foreign person was a controlled foreign corporation. The exemption from withholding for short-term capital gain dividends did not apply to (i) distributions to an individual foreign person who was present in the U.S. for a period or periods aggregating 183 days or more during the year of the distribution and (ii) distributions subject to special rules regarding the disposition of U.S. real property interests. In the case of shares held through an intermediary, the intermediary may have withheld even if the regulated investment company reported a distribution as an interest-related or short-term capital gain dividend.

Moreover, depending on the circumstances, the regulated investment company was permitted to choose not to report potentially eligible distributions as interest-related and/or short-term capital gain dividends and/or to treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. These exemptions from withholding have expired for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2015. It is currently unclear whether Congress will extend these exemptions for distributions with respect to taxable years of the Fund beginning on or after January 1, 2015, and what the terms of such an extension would be, including whether such extension would have retroactive effect. In the event these exemptions are extended, the Fund has not determined whether it will separately report the portion of its distributions that should be treated as such interest-related or short-term capital gains dividends.

If a beneficial holder of Fund shares who or which is a foreign person has a trade or business in the U.S., and Fund dividends received by such holder are effectively connected with the conduct of that trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of shares who or which is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on capital gain dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the capital gain dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign person’s sale of shares of the Fund or to the capital gain dividend the foreign shareholder received (see below).

In the case of a shareholder who or which is eligible for the benefits of a tax treaty with the United States, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal tax on income referred to above.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign person must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign investors in the Fund should consult their tax advisors in this regard.

Very generally, special tax rules apply if the Fund holds or, but for the operation of certain exceptions, would be treated as holding USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the Fund’s USRPIs, interests in real property located outside the United States, and other assets used or held for use in a trade or business. Such rules could result in U.S. tax withholding from certain distributions to a foreign shareholder. Furthermore, the foreign shareholder may be required to file a U.S. tax return and pay tax on such distributions—and, in certain cases, gain realized on sale of Fund shares—at regular U.S. federal income tax rates. The Fund does not expect to invest in a significant percentage of USRPIs or interests that would be USRPIs but for the exceptions referred to above, so these special tax rules are not likely to apply.

Certain Additional Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays after June 30, 2014 (or, in certain cases, after later dates), and 30% of the gross proceeds of share redemptions or exchanges and certain capital gain dividends it pays after December 31, 2016 (which date, under recent Treasury guidance, is expected to be delayed until after December 31, 2018). If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign persons described above (e.g., capital gain dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Custodian and Transfer Agent

State Street Bank and Trust Company (“State Street”), 200 Newport Avenue, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. State Street also performs transfer agency, dividend paying agency and portfolio accounting services for the Fund. State Street has delegated most transfer agent functions to its affiliate, Boston Financial Data Services, 30 Dan Road, Canton, MA 02021. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

Legal Counsel

Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199, is counsel to the Fund.

Independent Registered Public Accounting Firm

Ernst & Young LLP, located at 220 South Sixth Street, Suite 1400, Minneapolis MN 55402 serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm provides services including (i) an audit of the annual financial statements; (ii) assistance and consultation in connection with SEC filings; and (iii) preparation of the annual income tax returns filed on behalf of the Fund.

Financial Statements

Because Institutional Shares of the Fund were not offered prior to the date of this SAI, financial statements for that share class are not yet available.

PART C

OTHER INFORMATION

ITEM 28. Exhibits.

Exhibit Number	Description

(a)(1)	Amended and Restated Articles of Incorporation dated January 11, 2013. (kk)

(a)(2)	Articles of Amendment dated December 17, 2013. (mm)

(a)(3)	Articles of Amendment dated February 12, 2014. (nn)

(a)(4)	Articles of Amendment dated March 12, 2015. (rr)

(a)(5)	Articles of Amendment dated August 11, 2015. (tt)

(b)	Bylaws, as amended and restated, of the Registrant dated February 21, 2014. (oo)

(c)	None. (Registrant does not issue share certificates.)

(d)(1)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Fund. (a)

(d)(2)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund. (a)

(d)(3)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Mid Cap Fund. (b)

(d)(4)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Value Fund. (e)

(d)(5)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Mid Cap Value Fund. (g)

(d)(6)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Small Cap Fund. (i)

(d)(7)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Value Fund. (k)

(d)(8)	Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund. (p)

(d)(9)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund. (q)

(d)(10)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Fund. (r)

(d)(11)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund. (u)

(d)(12)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Opportunities Fund. (y)

(d)(13)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Equity Fund. (dd)

(d)(14)	Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund. (ee)

(d)(15)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Small Cap Fund. (ll)

(d)(16)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan High Income Fund. (pp)

(d)(17)	Amended and Restated Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership. (qq)

(d)(18)	Second Amended and Restated Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership. (ss)

(e)(1)	Distribution Agreement between the Registrant and Artisan Partners Distributors LLC. (e)

(e)(2)	Notification to Distributor regarding addition of Artisan Mid Cap Value Fund. (g)

(e)(3)	Notification to Distributor regarding addition of Artisan International Small Cap Fund. (i)

(e)(4)	Notification to Distributor regarding addition of Artisan International Value Fund. (k)

(e)(5)	Notification to Distributor regarding addition of Artisan Value Fund. (q)

(e)(6)	Notification to Distributor regarding addition of Artisan Emerging Markets Fund. (r)

(e)(7)	Notification to Distributor regarding addition of Artisan International Value Fund – Institutional Shares. (t)

(e)(8)	Notification to Distributor regarding addition of Artisan Global Value Fund. (v)

(e)(9)	Notification to Distributor regarding addition of Artisan Emerging Markets Fund – Advisor Shares. (x)

(e)(10)	Notification to Distributor regarding addition of Artisan Global Opportunities Fund. (z)

(e)(11)	Amendment No. 1 to Distribution Agreement between the Registrant and Artisan Partners Distributors LLC. (bb)

(e)(12)	Notification to Distributor regarding addition of Artisan Global Equity Fund. (dd)

(e)(13)	Notification to Distributor regarding addition of Artisan Global Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (ff)

(e)(14)	Notification to Distributor regarding addition of Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (gg)

(e)(15)	Notification to Distributor regarding addition of Artisan Small Cap Fund – Institutional Shares. (hh)

(e)(16)	Notification to Distributor regarding addition of Artisan Global Value Fund – Institutional Shares. (jj)

(e)(17)	Notification to Distributor regarding addition of Artisan Global Small Cap Fund. (ll)

(e)(18)	Notification to Distributor regarding addition of Artisan High Income Fund. (pp)

(e)(19)	Notification to Distributor regarding redesignation of Artisan Emerging Markets Fund – Advisor Shares as Investor Shares. (pp)

(e)(20)	Notification to Distributor regarding addition of Artisan Global Opportunities Fund – Advisor Shares, Artisan Global Value Fund – Advisor Shares, Artisan International Fund – Advisor Shares, Artisan International Value Fund – Advisor Shares, Artisan Mid Cap Fund – Advisor Shares, Artisan Mid Cap Value Fund – Advisor Shares, and Artisan Value Fund – Advisor Shares. (pp)

(e)(21)	Amended and Restated Distribution Agreement between the Registrant and Artisan Partners Distributors LLC. (qq)

(e)(22)	Second Amended and Restated Distribution Agreement between the Registrant and Artisan Partners Distributors LLC. (ss)

(e)(23)	Revised Schedule to Second Amended and Restated Distribution Agreement as of August 11, 2015. (tt)

(f)	None.

(g)(1)	Custodian Agreement and Accounting Services Agreement between the Registrant and State Street Bank and Trust Company. (a)

(g)(2)	Notification to Custodian regarding addition of Artisan Mid Cap Fund. (b)

(g)(3)	Notification to Custodian regarding addition of Artisan Small Cap Value Fund. (c)

(g)(4)	Amendment No. 1 to Custodian Agreement. (e)

(g)(5)	Notification to Custodian regarding addition of Artisan Mid Cap Value Fund. (g)

(g)(6)	Notification to Custodian regarding addition of Artisan International Small Cap Fund. (i)

(g)(7)	Notification to Custodian regarding addition of Artisan International Value Fund. (m)

(g)(8)	Amendment No. 2 to Custodian Agreement. (m)

(g)(9)	Notification to Custodian regarding addition of Artisan Value Fund. (q)

(g)(10)	Notification to Custodian regarding addition of Artisan Emerging Markets Fund. (r)

(g)(11)	Notification to Custodian regarding addition of Artisan Global Value Fund. (v)

(g)(12)	Notification to Custodian regarding addition of Artisan Global Opportunities Fund. (z)

(g)(13)	Amendment to the Custodian Agreement. (bb)

(g)(14)	Notification to Custodian regarding addition of Artisan Global Equity Fund. (dd)

(g)(15)	Notification to Custodian regarding addition of Artisan Global Small Cap Fund. (ll)

(g)(16)	Notification to Custodian regarding addition of Artisan High Income Fund. (pp)

(g)(17)	Amendment to Custodian Agreement. (pp)

(g)(18)	Notification to Custodian regarding addition of Artisan Developing World Fund. (tt)

(h)(1)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (h)

(h)(2)	Notification to Transfer Agent regarding addition of Artisan International Small Cap Fund. (i)

(h)(3)	Notification to Transfer Agent regarding addition of Artisan International Value Fund. (l)

(h)(4)	Letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company. (m)

(h)(5)	Amendment No. 1 to Transfer Agency and Service Agreement. (n)

(h)(6)	October 1, 2003 amendment to letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company. (o)

(h)(7)	Notification to Transfer Agent regarding addition of Artisan Value Fund. (q)

(h)(8)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund. (r)

(h)(9)	Notification to Transfer Agent regarding addition of Artisan International Value Fund – Institutional Shares. (t)

(h)(10)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (t)

(h)(11)	Notification to Transfer Agent regarding addition of Artisan Global Value Fund. (v)

(h)(12)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund – Advisor Shares. (x)

(h)(13)	Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund. (z)

(h)(14)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (aa)

(h)(15)	Notification to Transfer Agent regarding addition of Artisan Global Equity Fund. (dd)

(h)(16)	Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (ff)

(h)(17)	Notification to Transfer Agent regarding addition of Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (gg)

(h)(18)	Notification to Transfer Agent regarding addition of Artisan Small Cap Fund – Institutional Shares. (hh)

(h)(19)	Notification to Transfer Agent regarding addition of Artisan Global Value Fund – Institutional Shares. (jj)

(h)(20)	Notification to Transfer Agent regarding addition of Artisan Global Small Cap Fund. (ll)

(h)(21)	Notification to Transfer Agent regarding addition of Artisan High Income Fund. (pp)

(h)(22)	Notification to Transfer Agent regarding redesignation of Artisan Emerging Markets Fund – Advisor Shares as Investor Shares. (pp)

(h)(23)	Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund – Advisor Shares, Artisan Global Value Fund – Advisor Shares, Artisan International Fund – Advisor Shares, Artisan International Value Fund – Advisor Shares, Artisan Mid Cap Fund – Advisor Shares, Artisan Mid Cap Value Fund – Advisor Shares and Artisan Value Fund – Advisor Shares. (pp)

(h)(24)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (qq)

(h)(25)	Notification to Transfer Agent regarding addition of Artisan Developing World Fund. (tt)

(h)(26)	Notification to Transfer Agent regarding addition of Artisan Global Equity Fund – Institutional Shares. Filed herewith.

(i)(1)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Investor Shares and Artisan International Fund – Institutional Shares and Investor Shares (aa)

(i)(2)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund. (b)

(i)(3)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Value Fund. (c)

(i)(4)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund – Institutional Shares. (d)

(i)(5)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Investor Shares. (f)

(i)(6)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Small Cap Fund –Investor Shares. (g)

(i)(7)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Investor Shares. (j)

(i)(8)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Value Fund – Investor Shares. (q)

(i)(9)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Institutional Shares. (r)

(i)(10)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Institutional Shares. (t)

(i)(11)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Value Fund – Investor Shares. (v)

(i)(12)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Advisor Shares. (x)

(i)(13)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund – Investor Shares. (z)

(i)(14)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Equity Fund – Investor Shares. (dd)

(i)(15)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (ff)

(i)(16)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (gg)

(i)(17)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Institutional Shares. (hh)

(i)(18)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Value Fund – Institutional Shares. (jj)

(i)(19)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Small Cap Fund – Investor Shares. (ll)

(i)(20)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Investor Shares. (nn)

(i)(21)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan High Income Fund. (pp)

(i)(22)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund - Advisor Shares, Artisan Global Value Fund - Advisor Shares, Artisan International Fund - Advisor Shares, Artisan International Value Fund - Advisor Shares, Artisan Mid Cap Fund - Advisor Shares, Artisan Mid Cap Value Fund - Advisor Shares and Artisan Value Fund - Advisor Shares. (qq)

(i)(23)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Developing World Fund. (ss)

(i)(24)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Equity Fund – Institutional Shares. Filed herewith.

(i)(25)	Consent of Godfrey & Kahn, S.C. Filed herewith.

(j)(1)	Consent of Ropes & Gray LLP. Filed herewith.

(j)(2)	Consent of independent registered public accounting firm. Filed herewith.

(k)	None.

(l)(1)	Subscription Agreement between the Registrant and Andrew A. Ziegler and Carlene Murphy Ziegler relating to Artisan Small Cap Fund. (a)

(l)(2)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund. (q)

(l)(3)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Fund. (s)

(l)(4)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund. (w)

(l)(5)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Opportunities Fund. (cc)

(l)(6)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Equity Fund. (dd)

(l)(7)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Small Cap Fund. (ll)

(l)(8)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan High Income Fund. (qq)

(l)(9)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Developing World Fund. (tt)

(m)	None.

(n)(1)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3. (tt)

(p)(1)	Artisan Partners Funds, Inc. Code of Ethics for Directors. (ii)

(p)(2)	Artisan Partners Code of Ethics and Insider Trading Policy. (tt)

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc. Filed herewith.

(a)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 3 to Registrant’s registration statement, Securities Act file number 33-88316 (the “Registration Statement”), filed on November 27, 1995.

(b)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 6 to the Registration Statement, filed on April 11, 1997.

(c)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 7 to the Registration Statement, filed on June 6, 1997.

(d)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 12 to the Registration Statement, filed on April 28, 2000.

(e)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 13 to the Registration Statement, filed on October 31, 2000.

(f)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 14 to the Registration Statement, filed on November 30, 2000.

(g)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 16 to the Registration Statement, filed on September 4, 2001.

(h)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 17 to the Registration Statement, filed on October 29, 2001.

(i)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 18 to the Registration Statement, filed on June 6, 2002.

(j)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 19 to the Registration Statement, filed on June 7, 2002.

(k)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 20 to the Registration Statement, filed on August 21, 2002.

(l)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 21 to the Registration Statement, filed on October 29, 2002.

(m)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 22 to the Registration Statement, filed on September 26, 2003.

(n)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 23 to the Registration Statement, filed on January 28, 2004.

(o)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 24 to the Registration Statement, filed on November 30, 2004.

(p)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 25 to the Registration Statement, filed on December 1, 2005.

(q)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 28 to the Registration Statement, filed on March 21, 2006.

(r)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 31 to the Registration Statement, filed on June 26, 2006.

(s)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 32 to the Registration Statement, filed on August 4, 2006.

(t)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 33 to the Registration Statement, filed on September 26, 2006.

(u)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 35 to the Registration Statement, filed on September 11, 2007.

(v)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 36 to the Registration Statement, filed on December 3, 2007.

(w)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 37 to the Registration Statement, filed on January 28, 2008.

(x)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 39 to the Registration Statement, filed on April 14, 2008.

(y)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 40 to the Registration Statement, filed on June 18, 2008.

(z)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 41 to the Registration Statement, filed on August 29, 2008.

(aa)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 42 to the Registration Statement, filed on January 28, 2009.

(bb)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 43 to the Registration Statement, filed on November 25, 2009.

(cc)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 44 to the Registration Statement, filed on January 13, 2010.

(dd)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 46 to the Registration Statement, filed on March 26, 2010.

(ee)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 48 to the Registration Statement, filed on January 28, 2011.

(ff)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 51 to the Registration Statement, filed on July 25, 2011.

(gg)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 55 to the Registration Statement, filed on January 30, 2012.

(hh)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 58 to the Registration Statement, filed on April 27, 2012.

(ii)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 59 to the Registration Statement, filed on May 9, 2012.

(jj)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 61 to the Registration Statement, filed on July 6, 2012.

(kk)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 63 to the Registration Statement, filed on January 11, 2013.

(ll)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 70 to the Registration Statement, filed on June 21, 2013.

(mm)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 72 to the Registration Statement, filed on December 18, 2013.

(nn)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 74 to the Registration Statement, filed on February 14, 2014.

(oo)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 76 to the Registration Statement, filed on February 21, 2014.

(pp)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 77 to the Registration Statement, filed on February 28, 2014.

(qq)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 85 to the Registration Statement, filed on January 28, 2015.

(rr)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 87 to the Registration Statement, filed on March 13, 2015.

(ss)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 88 to the Registration Statement, filed on May 26, 2015.

(tt)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 90 to the Registration Statement, filed on August 12, 2015.

ITEM 29. Persons Controlled by or Under Common Control With Registrant.

None.

ITEM 30. Indemnification.

Article VIII of Registrant’s Amended and Restated Articles of Incorporation and Article IX of Registrant’s Bylaws (Exhibits (a)(1) through (b)), which are incorporated herein by reference) provide that the Registrant shall indemnify and advance expenses to its currently acting and its former directors and officers to the fullest extent that indemnification of directors and officers is permitted by the Wisconsin Statutes. The Board of Directors may by bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Wisconsin Statutes; provided however, that nothing therein shall be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant will not advance attorneys’ fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (i) such person shall provide security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Registrant and its directors and officers are insured under policies of insurance maintained by Registrant, within the limits and subject to the limitations of the policies, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policies expressly exclude coverage for any director or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

The Registrant also has entered into indemnification agreements with each of its directors. The indemnification agreements provide that the Registrant will indemnify and advance expenses to the director if the director is or is threatened to be made a party to a proceeding by reason of the director’s corporate status, to the fullest extent permitted by applicable law. The indemnification agreements specifically provide that a director will not be indemnified for any acts or omissions giving rise to any claims asserted against the director that constituted “disabling conduct” (e.g., willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office).

ITEM 31. Business and Other Connections of Investment Adviser.

The information in the prospectus under the caption “Organization, Management & Management Fees” and in the statement of additional information under the caption “Investment Advisory Services” is incorporated herein by reference. The principal executives of Artisan Partners Limited Partnership (“Artisan Partners”) are: Eric R. Colson, President and Chief Executive Officer; Charles J. Daley, Jr., Chief Financial Officer and Treasurer; James S. Hamman, Jr., Vice President and Assistant Secretary; Sarah A. Johnson, Vice President and Secretary; Michelle L. Klein, Assistant Treasurer; Dean J. Patenaude, Vice President; and Gregory K. Ramirez, Vice President and Assistant Treasurer. For a description of other business, profession, vocation or employment of a substantial nature in which any officer of Artisan Partners, except Mr. Daley, Mr. Hamman, Ms. Klein and Mr. Patenaude, has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption “Directors and Officers” in the statement of additional information. In addition to being Managing Directors of Artisan Partners, Mr. Daley serves as the Chief Financial Officer and Treasurer of Artisan Investments GP LLC (“Artisan Investments”), the general partner of Artisan Partners, Mr. Hamman serves as Vice President and Assistant Secretary of Artisan Investments, and Mr. Patenaude serves as Vice President of Artisan Investments. Ms. Klein serves as Assistant Treasurer of Artisan Investments.

ITEM 32. Principal Underwriters.

(a)	Artisan Partners Distributors LLC acts as principal underwriter for Artisan Funds.

(b)

Name	Positions and Offices with Underwriter	Positions and Offices with Fund

Gregory K. Ramirez	Chairman and President	Chief Financial Officer, Vice President and Treasurer

Name	Positions and Offices with Underwriter	Positions and Offices with Fund

Michael C. Roos	Vice President	None
Michelle L. Klein	Chief Financial Officer, Vice President and Treasurer	None
Sarah A. Johnson	Vice President and Secretary	General Counsel, Vice President and Secretary
Dean J. Patenaude	Vice President	None
Brooke J. Billick	Chief Compliance Officer	Chief Compliance Officer

The principal business address of each officer of Artisan Partners Distributors LLC is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 33. Location of Accounts and Records.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows:

(1)	State Street Bank and Trust Company
Crown Colony Office Park
1200 Crown Colony Drive
Quincy, Massachusetts 02169

Rule 31a-1(a); Rules 31a-1(b)(1), (2), (3), (5), (6), (7), (8), (9)
Rules 31a-2(a)(1), (2)

(2)	Artisan Partners Limited Partnership (on its own behalf, or on behalf of Artisan Partners Funds, Inc. or Artisan Partners Distributors LLC)

875 East Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

777 East Wisconsin Ave, Suite 1200
Milwaukee, Wisconsin 53202

c/o Iron Mountain
5170 S. 6th Street

Milwaukee, Wisconsin 53221

Rule 31a-1(a); Rules 31a-1(b)(4), (5), (6), (7), (9), (10), (11);
Rule 31a-1(d); Rule 31a-1(f); Rules 31a-2(a)(1), (2), (3), (4), (5), (6);
Rule 31a-2(c); Rule 31a-2(e)

(3)	Boston Financial Data Services
30 Dan Road
Canton, Massachusetts 02021

Rules 31a-1(b)(1), (2)(iv); Rule 31a-2(a)(1)

(4)	Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Rule 31a-1(b)(4); Rule 31a-2(a)(1), (4)

ITEM 34. Management Services.

Not applicable.

ITEM 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California on the 29th day of September, 2015.

ARTISAN PARTNERS FUNDS, INC.

By:	/s/ Eric R. Colson
Eric R. Colson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Eric R. Colson	President, Chief Executive Officer	September 29, 2015
Eric R. Colson	(principal executive officer) and Director

/s/ David A. Erne*	Director	September 29, 2015
David A. Erne

/s/ Gail L. Hanson*	Director	September 29, 2015
Gail L. Hanson

/s/ Thomas R. Hefty*	Director	September 29, 2015
Thomas R. Hefty

/s/ Peter M. Lebovitz*	Director	September 29, 2015
Peter M. Lebovitz

/s/ Patrick S. Pittard*	Director	September 29, 2015
Patrick S. Pittard

/s/ R. Scott Trumbull*	Director	September 29, 2015
R. Scott Trumbull
/s/ Gregory K. Ramirez Gregory K. Ramirez	Chief Financial Officer, Vice President and Treasurer (principal financial and accounting officer)	September 29, 2015

By:	/s/ George B. Raine
George B. Raine
* By George B. Raine, Attorney-in-Fact, pursuant to powers of attorney filed herewith

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description

(h)(26)	Notification to Transfer Agent regarding addition of Artisan Global Equity Fund – Institutional Shares.
(i)(24)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Equity Fund – Institutional Shares.
(i)(25)	Consent of Godfrey & Kahn, S.C.
(j)(1)	Consent of Ropes & Gray LLP.
(j)(2)	Consent of independent registered public accounting firm.
(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc.